UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22001

TDX Independence Funds, Inc.

(Exact name of registrant as specified in charter)

60 Wall Street, New York, NY 10005

(Address of principal executive offices)	(Zip code)

Hans Ephraimson

TDX Independence Funds, Inc.

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

February 28, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 16.0%

Basic Materials - 1.0%
Air Liquide S.A. (France)	41	$5,312
Allied Nevada Gold Corp.*	150	4,551
Anglo American PLC (United Kingdom)	208	11,278
ArcelorMittal (Luxembourg)	132	4,854
BASF SE (Germany)	136	11,319
Bayer AG (Germany)	130	10,087
BHP Billiton Ltd. (Australia)	289	13,569
BHP Billiton PLC (United Kingdom)	337	13,339
Buckeye Technologies, Inc.	150	3,930
Coeur d’Alene Mines Corp.*	75	2,363
Dow Chemical (The) Co.	74	2,750
E.I. du Pont de Nemours & Co.	105	5,761
Freeport-McMoRan Copper & Gold, Inc.	150	7,943
Metals USA Holdings Corp.*	150	2,243
Newmont Mining Corp.	70	3,869
Rio Tinto PLC (United Kingdom)	199	13,948
Sensient Technologies Corp.	31	1,035
Sherwin-Williams (The) Co.	75	6,159
Solutia, Inc.*	50	1,161
Syngenta AG (Switzerland)	17	5,696
Vulcan Materials Co.	150	6,878

		138,045

Communications - 1.7%
Acme Packet, Inc.*	75	5,643
ADTRAN, Inc.	75	3,411
Anixter International, Inc.	8	573
Arris Group, Inc.*	119	1,571
AT&T, Inc.	845	23,980
Calix, Inc.*	150	2,669
Cisco Systems, Inc.*	748	13,882
Comcast Corp., Class A	360	9,274
Corning, Inc.	133	3,067
Deutsche Telekom AG (Germany)	434	5,842
Digital River, Inc.*	82	2,754
Discovery Communications, Inc., Class A*	225	9,699
eResearch Technology, Inc.*	193	1,226
France Telecom S.A. (France)	295	6,531
Google, Inc., Class A*	49	30,056
GSI Commerce, Inc.*	75	1,559
Limelight Networks, Inc.*	375	2,606
News Corp., Class A	247	4,290
Nokia OYJ (Finland)	549	4,762
NTT DoCoMo, Inc. (Japan)	2	3,747
Orbitz Worldwide, Inc.*	450	1,589
Rackspace Hosting, Inc.*	124	4,577
Symantec Corp.*	675	12,170
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	427	5,498
Telefonica S.A. (Spain)	238	6,049
Thomson Reuters Corp. (Canada)	150	5,918
TIBCO Software, Inc.*	219	5,392
Time Warner, Inc.	184	7,029
Verizon Communications, Inc.	443	16,356

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Communications (Continued)
Vivendi (France)	193	$5,507
Vodafone Group PLC (United Kingdom)	4,388	12,440
Walt Disney (The) Co.	277	12,115
Windstream Corp.	375	4,703
Yahoo!, Inc.*	207	3,395

		239,880

Consumer, Cyclical - 1.6%
Alaska Air Group, Inc.*	75	4,459
Ascena Retail Group, Inc.*	50	1,562
Buckle (The), Inc.	32	1,251
Callaway Golf Co.	300	2,322
Carter’s, Inc.*	119	3,411
Casey’s General Stores, Inc.	105	4,312
Cinemark Holdings, Inc.	100	2,008
Coach, Inc.	300	16,475
Columbia Sportswear Co.	76	4,772
CVS Caremark Corp.	190	6,281
Daimler AG (Germany)*	126	8,884
Dana Holding Corp.*	150	2,832
Deckers Outdoor Corp.*	75	6,617
Dillard’s, Inc., Class A	75	3,176
Dollar General Corp.*	300	8,474
Exide Technologies*	300	3,570
Ford Motor Co.*	447	6,727
G&K Services, Inc., Class A	75	2,432
Hennes & Mauritz AB, Class B (Sweden)	153	5,003
Honda Motor Co. Ltd. (Japan)	46	1,990
JetBlue Airways Corp.*	152	866
Johnson Controls, Inc.	75	3,060
Jones Group (The), Inc.	50	665
K-Swiss, Inc., Class A*	150	1,502
La-Z-Boy, Inc.*	225	2,259
Liz Claiborne, Inc.*	350	1,799
Lowe’s Cos., Inc.	225	5,889
McDonald’s Corp.	165	12,487
Mitsubishi Corp. (Japan)	241	6,651
Mitsui & Co. Ltd. (Japan)	300	5,441
Nike, Inc., Class B	75	6,677
Nintendo Co. Ltd. (Japan)	15	4,389
Nissan Motor Co. Ltd. (Japan)	386	3,934
Nu Skin Enterprises, Inc., Class A	75	2,394
Owens & Minor, Inc.	67	2,090
Panasonic Corp. (Japan)	333	4,475
Retail Ventures, Inc.*	225	3,938
Sony Corp. (Japan)	181	6,612
Toyota Motor Corp. (Japan)	199	9,279
Under Armour, Inc., Class A*	75	4,967
US Airways Group, Inc.*	50	431
Vail Resorts, Inc.*	82	4,002
Walgreen Co.	150	6,501
Wal-Mart Stores, Inc.	551	28,641
Warnaco Group (The), Inc.*	26	1,526

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Watsco, Inc.	66	$4,262
World Fuel Services Corp.	64	2,652

		233,947

Consumer, Non-cyclical - 2.9%
Abbott Laboratories	224	10,774
Accuray, Inc.*	300	2,970
Aetna, Inc.	375	14,010
Alcon, Inc. (Switzerland)	45	7,445
Amedisys, Inc.*	75	2,694
American Medical Systems Holdings, Inc.*	75	1,643
American Reprographics Co.*	225	2,003
AMERIGROUP Corp.*	42	2,409
Amgen, Inc.*	150	7,700
Anheuser-Busch InBev NV (Belgium)	100	5,582
AstraZeneca PLC (United Kingdom)	202	9,843
British American Tobacco PLC (United Kingdom)	268	10,732
Bruker Corp.*	178	3,416
Catalyst Health Solutions, Inc.*	32	1,447
CBIZ, Inc.*	300	2,124
Coca-Cola (The) Co.	371	23,714
Diageo PLC (United Kingdom)	357	6,980
Ennis, Inc.	75	1,219
GlaxoSmithKline PLC (United Kingdom)	301	5,782
HEALTHSOUTH Corp.*	150	3,632
Heidrick & Struggles International, Inc.	166	4,520
Hospira, Inc.*	150	7,928
Johnson & Johnson	436	26,787
Kraft Foods, Inc., Class A	128	4,076
Live Nation Entertainment, Inc.*	225	2,392
Magellan Health Services, Inc.*	11	528
Masimo Corp.	150	4,522
Medifast, Inc.*	75	1,736
Merck & Co., Inc.	525	17,099
Molson Coors Brewing Co., Class B	130	5,945
Nestle S.A. (Switzerland)	325	18,392
Novartis AG (Switzerland)	202	11,323
Novo Nordisk A/S, Class B (Denmark)	67	8,446
Pfizer, Inc.	1,283	24,685
Philip Morris International, Inc.	236	14,816
Procter & Gamble (The) Co.	442	27,868
Roche Holding AG (Switzerland)	50	7,537
Rollins, Inc.	81	1,589
Ruddick Corp.	37	1,358
Safeway, Inc.	362	7,899
Salix Pharmaceuticals Ltd.*	75	2,501
Sanofi-Aventis (France)	166	11,464
Sirona Dental Systems, Inc.*	64	3,229
SonoSite, Inc.*	75	2,696
Sotheby’s	75	3,692
STERIS Corp.	58	1,963
Takeda Pharmaceutical Co. Ltd. (Japan)	136	6,748
Tesco PLC (United Kingdom)	1,167	7,672

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Teva Pharmaceutical Industries Ltd. (Israel)	140	$7,072
TreeHouse Foods, Inc.*	75	3,913
Unilever NV (Netherlands)	238	7,184
Unilever PLC (United Kingdom)	187	5,548
UnitedHealth Group, Inc.	171	7,281
Visa, Inc., Class A	139	10,154
WellPoint, Inc.*	75	4,985

		411,667

Diversified - 0.0%(a)
LVMH Moet Hennessy Louis Vuitton S.A. (France)	41	6,470

Energy - 2.0%
Berry Petroleum Co., Class A	60	3,119
BG Group PLC (United Kingdom)	548	13,339
Bill Barrett Corp.*	33	1,283
BP PLC (United Kingdom)	2,890	23,254
Brigham Exploration Co.*	150	5,487
Chevron Corp.	325	33,719
ConocoPhillips	188	14,640
Delek US Holdings, Inc.	225	2,531
Devon Energy Corp.	75	6,858
Dril-Quip, Inc.*	13	997
ENI S.p.A (Italy)	412	10,055
Exxon Mobil Corp.	794	67,911
Hornbeck Offshore Services, Inc.*	75	2,131
Occidental Petroleum Corp.	127	12,950
Peabody Energy Corp.	211	13,818
Royal Dutch Shell PLC, Class A (United Kingdom)	301	10,827
Royal Dutch Shell PLC, Class B (United Kingdom)	157	5,614
RPC, Inc.	112	2,193
Schlumberger Ltd. (Netherlands Antilles)	157	14,667
Southwestern Energy Co.*	43	1,698
Statoil ASA (Norway)	202	5,324
Total S.A. (France)	192	11,777
Williams (The) Cos., Inc.	425	12,903

		277,095

Financial - 3.3%
Alexander’s, Inc. REIT	11	4,353
Allianz SE (Germany)	70	10,094
American Campus Communities, Inc. REIT	111	3,710
American Capital Ltd.*	375	3,503
American Express Co.	150	6,536
Apollo Investment Corp.	225	2,783
Ashford Hospitality Trust, Inc. REIT*	225	2,320
Associated Estates Realty Corp. REIT	150	2,438
Australia & New Zealand Banking Group Ltd. (Australia)	278	6,831
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	475	5,869
Banco Santander S.A. (Spain)	428	5,282
Bank of America Corp.	1,437	20,535
Barclays PLC (United Kingdom)	1,133	5,894

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
Berkshire Hathaway, Inc., Class B*	409	$35,697
BioMed Realty Trust, Inc. REIT	150	2,723
BNP Paribas (France)	124	9,690
Boston Properties, Inc. REIT	120	11,509
CBL & Associates Properties, Inc. REIT	150	2,678
Charles Schwab (The) Corp.	168	3,187
Citigroup, Inc.*	4,423	20,700
Commonwealth Bank of Australia (Australia)	193	10,438
Community Trust Bancorp, Inc.	75	2,146
Entertainment Properties Trust REIT	75	3,575
Equity One, Inc. REIT	109	2,086
Equity Residential REIT	75	4,133
Evercore Partners, Inc., Class A	75	2,586
FirstMerit Corp.	157	2,677
Franklin Resources, Inc.	31	3,894
Goldman Sachs Group (The), Inc.	58	9,499
Highwoods Properties, Inc. REIT	81	2,748
Home Properties, Inc. REIT	75	4,419
HSBC Holdings PLC (United Kingdom)	1,538	16,960
Investors Bancorp, Inc.*	150	2,031
JPMorgan Chase & Co.	571	26,659
Kilroy Realty Corp. REIT	75	2,906
LaSalle Hotel Properties REIT	75	2,116
M&T Bank Corp.	75	6,604
MFA Financial, Inc. REIT	238	2,016
Mid-America Apartment Communities, Inc. REIT	64	4,158
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,793	9,914
Mizuho Financial Group, Inc. (Japan)	1,667	3,418
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	32	5,346
National Australia Bank Ltd. (Australia)	262	6,883
National Interstate Corp.	75	1,563
National Retail Properties, Inc. REIT	98	2,518
Nordea Bank AB (Sweden)	450	5,119
Northern Trust Corp.	211	10,881
OMEGA Healthcare Investors, Inc. REIT	97	2,325
Pebblebrook Hotel Trust REIT	75	1,646
Platinum Underwriters Holdings Ltd. (Bermuda)	14	584
Potlatch Corp. REIT	12	461
ProAssurance Corp.*	65	4,116
Prosperity Bancshares, Inc.	91	3,715
Signature Bank*	75	3,892
Simon Property Group, Inc. REIT	63	6,932
Societe Generale (France)	71	4,996
Standard Chartered PLC (United Kingdom)	288	7,621
Sumitomo Mitsui Financial Group, Inc. (Japan)	121	4,556
SVB Financial Group*	75	4,064
T. Rowe Price Group, Inc.	225	15,071
Travelers (The) Cos., Inc.	75	4,495
U.S. Bancorp	300	8,319
UBS AG (Switzerland)*	505	10,024
UMB Financial Corp.	77	3,071
UniCredit S.p.A (Italy)	2,261	5,818
Washington Real Estate Investment Trust REIT	49	1,531
Webster Financial Corp.	75	1,739

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
Wells Fargo & Co.	807	$26,033
Westpac Banking Corp. (Australia)	391	9,369
Weyerhaeuser Co. REIT	458	11,179
Zurich Financial Services AG (Switzerland)*	23	6,674

		471,856

Industrial - 1.7%
AAON, Inc.	75	2,303
ABB Ltd. (Switzerland)*	328	8,018
Acuity Brands, Inc.	75	4,239
Benchmark Electronics, Inc.*	150	2,829
Boeing (The) Co.	150	10,802
Cascade Corp.	75	3,665
Caterpillar, Inc.	99	10,190
CLARCOR, Inc.	31	1,275
East Japan Railway Co. (Japan)	33	2,292
Eaton Corp.	127	14,068
EMCOR Group, Inc.*	76	2,421
Emerson Electric Co.	130	7,756
FedEx Corp.	75	6,752
General Dynamics Corp.	37	2,816
General Electric Co.	1,662	34,768
GrafTech International Ltd.*	114	2,281
Hexcel Corp.*	75	1,391
Ingersoll-Rand PLC (Ireland)	300	13,589
Knight Transportation, Inc.	103	1,917
Koninklijke Philips Electronics NV (Netherlands)	159	5,196
Lindsay Corp.	75	5,296
Metabolix, Inc.*	75	681
Moog, Inc., Class A*	75	3,406
Nordson Corp.	75	8,168
Parker Hannifin Corp.	150	13,377
Republic Services, Inc.	337	9,978
Rock-Tenn Co., Class A	81	5,560
Schneider Electric S.A. (France)	33	5,465
Siemens AG (Germany)	54	7,279
Silgan Holdings, Inc.	87	3,174
Sun Hydraulics Corp.	75	2,708
Thermo Fisher Scientific, Inc.*	75	4,186
TriMas Corp.*	150	3,086
Union Pacific Corp.	66	6,297
United Parcel Service, Inc., Class B	116	8,560
United Technologies Corp.	159	13,283
Vinci S.A. (France)	62	3,736
Woodward Governor Co.	75	2,467

		245,275

Technology - 1.4%
Apple, Inc.*	150	52,982
Applied Materials, Inc.	225	3,697
CACI International, Inc., Class A*	64	3,796
Concur Technologies, Inc.*	32	1,665
EMC Corp.*	268	7,292

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Technology (Continued)
Intel Corp.	825	$17,713
International Business Machines Corp.	199	32,214
Jack Henry & Associates, Inc.	103	3,287
Microsoft Corp.	1,217	32,348
Netlogic Microsystems, Inc.*	75	3,104
Parametric Technology Corp.*	109	2,583
Quality Systems, Inc.	66	5,273
Quest Software, Inc.*	128	3,429
Riverbed Technology, Inc.*	142	5,863
SAP AG (Germany)	139	8,394
SRA International, Inc., Class A*	121	3,295
Ultratech, Inc.*	75	1,854
VeriFone Systems, Inc.*	75	3,408
Xerox Corp.	1,100	11,825

		204,022

Utilities - 0.4%
Cleco Corp.	75	2,426
E.ON AG (Germany)	297	9,754
GDF Suez (France)	181	7,344
National Fuel Gas Co.	75	5,467
Nicor, Inc.	24	1,266
Piedmont Natural Gas Co., Inc.	85	2,491
RWE AG (Germany)	71	4,796
Sempra Energy	225	11,977
Southern Co.	158	6,021
Tokyo Electric Power (The) Co., Inc. (Japan)	180	4,644
WGL Holdings, Inc.	33	1,254

		57,440

TOTAL COMMON STOCKS (Cost $2,113,223)		2,285,697

	Principal Amount	Value
CORPORATE BONDS - 18.0%

Basic Materials - 0.4%
BHP Billiton Finance USA Ltd. (Australia)
5.50%, 4/01/14	$47,000	52,280

Communications - 1.3%
AT&T, Inc.
5.875%, 2/01/12	86,000	90,148
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	62,000	68,585
Telefonica Emisiones S.A.U (Spain)
4.949%, 1/15/15	22,000	23,174

		181,907

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	$35,000	$37,629

Consumer, Non-cyclical - 1.4%
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	30,000	33,363
UnitedHealth Group, Inc.
4.875%, 3/15/15	47,000	50,853
WellPoint, Inc.
5.25%, 1/15/16	56,000	61,491
Wyeth
5.50%, 2/01/14	56,000	62,166

		207,873

Energy - 0.4%
Apache Corp.
5.25%, 4/15/13	32,000	34,645
BP Capital Markets PLC (United Kingdom)
3.875%, 3/10/15	22,000	23,071

		57,716

Financial - 10.6%
Bank of America Corp.
4.875%, 1/15/13	110,000	115,852
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	86,000	92,798
Berkshire Hathaway, Inc.
3.20%, 2/11/15	48,000	49,623
Boeing Capital Corp.
5.80%, 1/15/13	110,000	119,283
Boston Properties LP
6.25%, 1/15/13	2,000	2,170
Citigroup, Inc.
6.00%, 2/21/12	71,000	74,473
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	116,000	125,069
HSBC Finance Corp.
6.375%, 11/27/12	63,000	68,101
5.50%, 1/19/16	50,000	54,533
John Deere Capital Corp.
7.00%, 3/15/12	60,000	63,996
JPMorgan Chase & Co.
5.75%, 1/02/13	56,000	60,039
KFW (Germany)
3.25%, 10/14/11	52,000	52,935
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	78,000	83,067

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
MetLife, Inc.
5.00%, 6/15/15	$75,000	$81,174
Morgan Stanley
5.30%, 3/01/13	74,000	78,934
National Rural Utilities Cooperative Finance Corp., Series C, MTN
7.25%, 3/01/12	36,000	38,343
PNC Funding Corp.
5.25%, 11/15/15	41,000	44,226
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	18,000	19,474
Simon Property Group LP
5.10%, 6/15/15	33,000	35,813
Wachovia Corp.
5.25%, 8/01/14	94,000	101,452
Wells Fargo & Co.
5.00%, 11/15/14	138,000	149,347

		1,510,702

Government - 2.1%
European Investment Bank (Supranational)
4.625%, 5/15/14	192,000	210,617
Inter-American Development Bank (Supranational)
4.375%, 9/20/12	82,000	86,705

		297,322

Technology - 0.8%
Hewlett-Packard Co.
6.125%, 3/01/14	37,000	41,522
Oracle Corp.
5.25%, 1/15/16	66,000	73,737

		115,259

Utilities - 0.7%
Dominion Resources, Inc., Series C
5.15%, 7/15/15	93,000	101,876

TOTAL CORPORATE BONDS (Cost $2,441,955)		2,562,564

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 52.6%
Federal Home Loan Mortgage Corp. - 5.1%
4.875%, 11/18/11	170,000	175,490
2.125%, 3/23/12	146,000	148,633
4.50%, 1/15/13	373,000	399,410

		723,533

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)
Federal National Mortgage Association - 4.8%
2.625%, 11/20/14	$230,000	$237,704
5.00%, 4/15/15	208,000	231,616
5.00%, 5/11/17	195,000	219,135

		688,455

United States Treasury Bonds/Notes - 42.7%
0.875%, 5/31/11	416,100	416,896
1.75%, 11/15/11	733,800	741,826
1.375%, 4/15/12	992,900	1,004,691
1.75%, 8/15/12	217,400	221,587
4.00%, 11/15/12	104,900	111,075
1.375%, 2/15/13	886,200	898,489
3.375%, 7/31/13	614,900	652,611
4.75%, 5/15/14	955,200	1,061,988
2.625%, 12/31/14	246,100	255,694
2.375%, 2/28/15	689,700	708,774

		6,073,631

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $7,323,953)		7,485,619

SOVEREIGN BONDS - 0.7%
Province of Ontario, Series G, MTN (Canada)
2.625%, 1/20/12	10,000	10,201
Province of Ontario (Canada)
2.95%, 2/05/15	26,000	26,918
United Mexican States, MTN (Mexico)
6.375%, 1/16/13	59,000	64,900

TOTAL SOVEREIGN BONDS (Cost $98,296)		102,019

TOTAL INVESTMENTS - 87.3% (Cost $11,977,427)(b)		12,435,899
Other assets less liabilities - 12.7%		1,801,747

NET ASSETS - 100.0%		$14,237,646

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2011, net unrealized appreciation was $458,472 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $656,123 and aggregate gross unrealized depreciation of $197,651.

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2011

(Unaudited)

	Value	% of Net Assets
United States	$11,178,416	78.5%
Supranational	297,322	2.1
United Kingdom	204,143	1.4
Germany	134,729	1.0
Australia	99,370	0.7
France	78,293	0.6
Japan	78,090	0.6
Switzerland	75,109	0.5
Mexico	64,900	0.5
Netherlands	45,743	0.3
Canada	43,036	0.3
Spain	40,374	0.3
Italy	15,873	0.1
Sweden	15,620	0.1
Netherlands Antilles	14,667	0.1
Ireland	13,590	0.1
Denmark	8,446	0.1
Israel	7,072	0.0
Belgium	5,582	0.0
Norway	5,324	0.0
Luxembourg	4,854	0.0
Finland	4,762	0.0
Bermuda	584	0.0

TOTAL INVESTMENTS	12,435,899	87.3
Other assets less liabilities	1,801,747	12.7

NET ASSETS	$14,237,646	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

February 28, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 63.2%
Basic Materials - 3.5%
Air Liquide S.A. (France)	284	$36,798
Allied Nevada Gold Corp.*	1,350	40,959
Anglo American PLC (United Kingdom)	1,523	82,576
ArcelorMittal (Luxembourg)	1,011	37,179
BASF SE (Germany)	916	76,240
Bayer AG (Germany)	866	67,198
BHP Billiton Ltd. (Australia)	3,767	176,876
BHP Billiton PLC (United Kingdom)	2,352	93,094
Buckeye Technologies, Inc.	1,980	51,876
Coeur d’Alene Mines Corp.*	1,260	39,703
Dow Chemical (The) Co.	1,817	67,520
E.I. du Pont de Nemours & Co.	1,505	82,579
Freeport-McMoRan Copper & Gold, Inc.	1,440	76,248
Metals USA Holdings Corp.*	1,620	24,219
Newmont Mining Corp.	871	48,140
Rio Tinto Ltd. (Australia)	517	44,712
Rio Tinto PLC (United Kingdom)	1,534	107,524
Rockwood Holdings, Inc.*	868	40,405
Sensient Technologies Corp.	733	24,468
Sherwin-Williams (The) Co.	1,150	94,438
Solutia, Inc.*	1,620	37,600
Syngenta AG (Switzerland)	121	40,539
Vulcan Materials Co.	1,262	57,863
Xstrata PLC (United Kingdom)	2,333	53,314

		1,502,068

Communications - 6.7%
Acme Packet, Inc.*	720	54,173
ADTRAN, Inc.	720	32,746
Anixter International, Inc.	465	33,303
Arris Group, Inc.*	1,953	25,780
AT&T, Inc.	10,391	294,897
Calix, Inc.*	1,890	33,623
Cisco Systems, Inc.*	9,535	176,969
Comcast Corp., Class A	4,879	125,683
Corning, Inc.	2,577	59,426
Deutsche Telekom AG (Germany)	2,317	31,186
Digital River, Inc.*	600	20,148
Discovery Communications, Inc., Class A*	2,970	128,036
eResearch Technology, Inc.*	3,432	21,793
France Telecom S.A. (France)	2,322	51,411
Google, Inc., Class A*	545	334,303
GSI Commerce, Inc.*	900	18,711
Limelight Networks, Inc.*	4,680	32,526
News Corp., Class A	3,066	53,256
Nokia OYJ (Finland)	5,166	44,810
NTT DoCoMo, Inc. (Japan)	19	35,597
Orbitz Worldwide, Inc.*	4,770	16,838
Rackspace Hosting, Inc.*	1,925	71,052
Symantec Corp.*	7,650	137,930
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,418	31,133
Telefonica S.A. (Spain)	4,294	109,128
Thomson Reuters Corp. (Canada)	1,530	60,359

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Communications (Continued)
TIBCO Software, Inc.*	2,086	$51,357
Time Warner, Inc.	2,007	76,667
Verizon Communications, Inc.	5,484	202,469
Vivendi (France)	1,126	32,131
Vodafone Group PLC (United Kingdom)	57,526	163,086
Walt Disney (The) Co.	3,459	151,296
Windstream Corp.	4,410	55,301
Yahoo!, Inc.*	3,023	49,577

		2,816,701

Consumer, Cyclical - 6.6%
Alaska Air Group, Inc.*	450	26,752
Ascena Retail Group, Inc.*	942	29,428
Buckle (The), Inc.	730	28,536
Callaway Golf Co.	3,330	25,774
Carter’s, Inc.*	899	25,765
Casey’s General Stores, Inc.	748	30,720
Cash America International, Inc.	360	15,376
Cinemark Holdings, Inc.	1,395	28,012
Coach, Inc.	3,130	171,899
Collective Brands, Inc.*	996	22,709
Columbia Sportswear Co.	502	31,521
Compagnie Financiere Richemont S.A. (Switzerland)	572	32,709
CVS Caremark Corp.	2,455	81,162
Daimler AG (Germany)*	980	69,100
Dana Holding Corp.*	1,800	33,984
Deckers Outdoor Corp.*	540	47,639
Dillard’s, Inc., Class A	990	41,917
Dollar General Corp.*	3,600	101,700
Exide Technologies*	3,600	42,840
Ford Motor Co.*	5,184	78,019
G&K Services, Inc., Class A	900	29,178
Gaylord Entertainment Co.*	540	19,456
Hennes & Mauritz AB, Class B (Sweden)	1,084	35,449
Honda Motor Co. Ltd. (Japan)	2,136	92,422
JetBlue Airways Corp.*	3,438	19,597
Johnson Controls, Inc.	1,170	47,736
Jones Group (The), Inc.	1,350	17,955
K-Swiss, Inc., Class A*	1,980	19,820
La-Z-Boy, Inc.*	2,520	25,301
Liz Claiborne, Inc.*	4,770	24,518
Lowe’s Cos., Inc.	2,700	70,659
McDonald’s Corp.	1,782	134,862
Men’s Wearhouse (The), Inc.	809	21,600
Mitsubishi Corp. (Japan)	1,767	48,763
Mitsui & Co. Ltd. (Japan)	2,362	42,841
Nike, Inc., Class B	900	80,127
Nintendo Co. Ltd. (Japan)	116	33,938
Nissan Motor Co. Ltd. (Japan)	2,838	28,924
Nu Skin Enterprises, Inc., Class A	720	22,982
Owens & Minor, Inc.	991	30,919
Panasonic Corp. (Japan)	2,335	31,378
Penske Automotive Group, Inc.*	1,170	23,833

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Polaris Industries, Inc.	450	$33,953
Retail Ventures, Inc.*	2,340	40,950
Saks, Inc.*	2,160	26,460
Skechers U.S.A., Inc., Class A*	630	13,091
Sony Corp. (Japan)	1,360	49,683
Tenneco, Inc.*	720	28,714
Toyota Motor Corp. (Japan)	3,376	157,407
Under Armour, Inc., Class A*	620	41,063
US Airways Group, Inc.*	1,660	14,293
Vail Resorts, Inc.*	438	21,374
Walgreen Co.	1,620	70,211
Wal-Mart Stores, Inc.	6,610	343,589
Warnaco Group (The), Inc.*	327	19,198
Watsco, Inc.	319	20,601
World Fuel Services Corp.	870	36,053

		2,784,460

Consumer, Non-cyclical - 11.8%
Abbott Laboratories	2,767	133,093
ABM Industries, Inc.	720	19,174
Accuray, Inc.*	3,240	32,076
Aetna, Inc.	4,230	158,032
Alcon, Inc. (Switzerland)	540	89,332
Amedisys, Inc.*	416	14,943
American Medical Systems Holdings, Inc.*	990	21,691
American Reprographics Co.*	2,520	22,428
AMERIGROUP Corp.*	814	46,683
Amgen, Inc.*	1,800	92,394
Anheuser-Busch InBev NV (Belgium)	686	38,293
AstraZeneca PLC (United Kingdom)	1,588	77,383
British American Tobacco PLC (United Kingdom)	2,106	84,334
Bruker Corp.*	2,850	54,692
Capella Education Co.*	180	10,381
Catalyst Health Solutions, Inc.*	697	31,511
CBIZ, Inc.*	3,330	23,576
Centene Corp.*	719	21,908
Coca-Cola (The) Co.	3,913	250,119
DANONE S.A. (France)	598	37,523
Diageo PLC (United Kingdom)	2,753	53,823
Ennis, Inc.	1,260	20,475
Fresh Del Monte Produce, Inc. (Cayman Islands)	986	28,180
Gentiva Health Services, Inc.*	700	19,761
GlaxoSmithKline PLC (United Kingdom)	5,632	108,185
HEALTHSOUTH Corp.*	1,350	32,684
Healthspring, Inc.*	800	30,112
Heidrick & Struggles International, Inc.	1,156	31,478
HMS Holdings Corp.*	360	27,202
Hospira, Inc.*	1,710	90,374
Johnson & Johnson	5,388	331,038
Kraft Foods, Inc., Class A	2,586	82,338
Lancaster Colony Corp.	428	24,704
Live Nation Entertainment, Inc.*	2,700	28,701
Magellan Health Services, Inc.*	572	27,445

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Masimo Corp.	1,530	$46,114
MasterCard, Inc., Class A	209	50,277
Medifast, Inc.*	720	16,661
Merck & Co., Inc.	5,670	184,672
Molson Coors Brewing Co., Class B	1,545	70,653
Nestle S.A. (Switzerland)	3,559	201,413
Novartis AG (Switzerland)	2,323	130,215
Novo Nordisk A/S, Class B (Denmark)	513	64,670
Pfizer, Inc.	14,466	278,326
Philip Morris International, Inc.	3,043	191,039
Procter & Gamble (The) Co.	5,173	326,158
Reckitt Benckiser Group PLC (United Kingdom)	665	34,287
Roche Holding AG (Switzerland)	823	124,054
Rollins, Inc.	1,980	38,848
Ruddick Corp.	572	20,992
Safeway, Inc.	3,911	85,338
Salix Pharmaceuticals Ltd.*	720	24,005
Sanofi-Aventis (France)	1,299	89,709
Seaboard Corp.	16	37,123
Select Medical Holdings Corp.*	2,430	18,954
Sirona Dental Systems, Inc.*	820	41,377
SonoSite, Inc.*	720	25,884
Sotheby’s	810	39,868
STERIS Corp.	914	30,939
Takeda Pharmaceutical Co. Ltd. (Japan)	693	34,384
Tejon Ranch Co.*	900	23,679
Tesco PLC (United Kingdom)	8,995	59,136
Teva Pharmaceutical Industries Ltd. (Israel)	1,122	56,681
TreeHouse Foods, Inc.*	450	23,477
Unilever NV (Netherlands)	1,855	55,995
Unilever PLC (United Kingdom)	1,462	43,374
UnitedHealth Group, Inc.	1,954	83,201
ViroPharma, Inc.*	1,000	17,930
Visa, Inc., Class A	1,485	108,479
WellCare Health Plans, Inc.*	685	25,722
WellPoint, Inc.*	720	47,858
Woolworths Ltd. (Australia)	1,396	38,211

		4,985,769

Diversified - 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	233	36,768

Energy - 7.8%
Berry Petroleum Co., Class A	624	32,442
BG Group PLC (United Kingdom)	3,727	90,717
Bill Barrett Corp.*	624	24,261
BP PLC (United Kingdom)	25,644	206,339
Brigham Exploration Co.*	1,530	55,967
CARBO Ceramics, Inc.	270	33,472
Chevron Corp.	3,488	361,880
Complete Production Services, Inc.*	900	25,929
ConocoPhillips	2,522	196,388

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Delek US Holdings, Inc.	2,970	$33,413
Devon Energy Corp.	810	74,066
Dril-Quip, Inc.*	499	38,273
ENI S.p.A (Italy)	2,710	66,140
Exxon Mobil Corp.	9,137	781,489
Helix Energy Solutions Group, Inc.*	1,620	24,948
Hornbeck Offshore Services, Inc.*	1,260	35,797
Key Energy Services, Inc.*	1,800	27,900
Occidental Petroleum Corp.	1,422	145,001
Peabody Energy Corp.	2,434	159,403
Royal Dutch Shell PLC, Class A (United Kingdom)	3,980	143,161
Royal Dutch Shell PLC, Class B (United Kingdom)	2,923	104,522
RPC, Inc.	1,721	33,697
Schlumberger Ltd. (Netherlands Antilles)	1,946	181,795
Southwestern Energy Co.*	646	25,504
Statoil ASA (Norway)	1,164	30,678
Total S.A. (France)	2,425	148,747
Williams (The) Cos., Inc.	5,760	174,874
Woodside Petroleum Ltd. (Australia)	622	26,969

		3,283,772

Financial - 12.8%
Alexander’s, Inc. REIT	81	32,054
Allianz SE (Germany)	430	62,004
American Campus Communities, Inc. REIT	781	26,101
American Capital Ltd.*	4,410	41,189
American Express Co.	2,070	90,190
Apollo Investment Corp.	2,520	31,172
Ashford Hospitality Trust, Inc. REIT*	2,520	25,981
Associated Estates Realty Corp. REIT	1,530	24,863
Australia & New Zealand Banking Group Ltd. (Australia)	2,885	70,889
AXA S.A. (France)	2,222	46,711
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3,726	46,039
Banco Santander S.A. (Spain)	7,126	87,942
Bank of America Corp.	16,584	236,985
Barclays PLC (United Kingdom)	13,819	71,891
Berkshire Hathaway, Inc., Class B*	4,694	409,691
BioMed Realty Trust, Inc. REIT	1,530	27,770
BNP Paribas (France)	1,016	79,399
Boston Properties, Inc. REIT	1,250	119,899
CBL & Associates Properties, Inc. REIT	1,800	32,130
Charles Schwab (The) Corp.	2,060	39,078
Citigroup, Inc.*	49,461	231,477
Commonwealth Bank of Australia (Australia)	1,800	97,347
Community Trust Bancorp, Inc.	810	23,174
Credit Acceptance Corp.*	450	31,770
Credit Suisse Group AG (Switzerland)	1,246	57,618
Deutsche Bank AG (Germany)(a)	1,010	64,980
Entertainment Properties Trust REIT	630	30,032
Equity Lifestyle Properties, Inc. REIT	389	22,578
Equity One, Inc. REIT	1,293	24,748
Equity Residential REIT	540	29,759
Evercore Partners, Inc., Class A	900	31,032

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
FirstMerit Corp.	1,236	$21,074
Franklin Resources, Inc.	393	49,369
Goldman Sachs Group (The), Inc.	814	133,317
Highwoods Properties, Inc. REIT	672	22,801
Home Properties, Inc. REIT	450	26,514
HSBC Holdings PLC (United Kingdom)	18,409	203,009
ING Groep NV (Netherlands)*	4,187	52,551
Investors Bancorp, Inc.*	1,620	21,935
JPMorgan Chase & Co.	6,870	320,761
Kilroy Realty Corp. REIT	720	27,900
LaSalle Hotel Properties REIT	900	25,389
Lloyds Banking Group PLC (United Kingdom)*	41,843	42,169
M&T Bank Corp.	1,260	110,944
MFA Financial, Inc. REIT	3,534	29,933
Mid-America Apartment Communities, Inc. REIT	442	28,717
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,396	90,655
Mizuho Financial Group, Inc. (Japan)	19,164	39,296
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	252	42,098
National Australia Bank Ltd. (Australia)	2,486	65,313
National Interstate Corp.	990	20,632
National Retail Properties, Inc. REIT	1,059	27,206
Nomura Holdings, Inc. (Japan)	4,950	31,296
Nordea Bank AB (Sweden)	3,577	40,688
Northern Trust Corp.	2,390	123,252
OMEGA Healthcare Investors, Inc. REIT	1,275	30,562
Pebblebrook Hotel Trust REIT	1,080	23,695
Platinum Underwriters Holdings Ltd. (Bermuda)	378	15,763
Potlatch Corp. REIT	600	23,040
ProAssurance Corp.*	508	32,172
Prosperity Bancshares, Inc.	715	29,186
Public Storage REIT	270	30,308
Signature Bank*	540	28,021
Simon Property Group, Inc. REIT	491	54,030
Societe Generale (France)	646	45,460
Standard Chartered PLC (United Kingdom)	2,254	59,648
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,642	61,828
SVB Financial Group*	630	34,133
T. Rowe Price Group, Inc.	2,420	162,092
Tanger Factory Outlet Centers, Inc. REIT	992	26,437
Tower Group, Inc.	614	16,689
Travelers (The) Cos., Inc.	900	53,937
U.S. Bancorp	3,420	94,837
UBS AG (Switzerland)*	3,932	78,052
UMB Financial Corp.	583	23,250
UniCredit S.p.A (Italy)	13,881	35,718
Universal Health Realty Income Trust REIT	630	25,055
Washington Real Estate Investment Trust REIT	879	27,460
Webster Financial Corp.	1,080	25,034
Wells Fargo & Co.	9,050	291,954
Westamerica Bancorporation	378	19,497
Westpac Banking Corp. (Australia)	3,569	85,515
Weyerhaeuser Co. REIT	4,607	112,456

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
Zurich Financial Services AG (Switzerland)*	140	$40,624

		5,429,765

Industrial - 6.8%
AAON, Inc.	900	27,630
ABB Ltd. (Switzerland)*	2,179	53,265
Acuity Brands, Inc.	540	30,521
BAE Systems PLC (United Kingdom)	3,972	21,248
Benchmark Electronics, Inc.*	986	18,596
Boeing (The) Co.	1,350	97,214
Brady Corp., Class A	720	25,733
Cascade Corp.	540	26,384
Caterpillar, Inc.	996	102,518
CLARCOR, Inc.	778	32,007
Clean Harbors, Inc.*	360	33,077
East Japan Railway Co. (Japan)	362	25,141
Eaton Corp.	1,522	168,607
EMCOR Group, Inc.*	525	16,727
Emerson Electric Co.	1,324	78,989
EnerSys*	630	22,365
Fanuc Corp. (Japan)	262	40,549
FedEx Corp.	540	48,611
General Dynamics Corp.	675	51,381
General Electric Co.	18,786	393,003
GrafTech International Ltd.*	1,027	20,550
Graphic Packaging Holding Co.*	4,230	21,996
Griffon Corp.*	941	11,348
Hexcel Corp.*	1,260	23,373
Ingersoll-Rand PLC (Ireland)	3,140	142,242
Kaydon Corp.	450	17,658
Knight Transportation, Inc.	1,045	19,447
Komatsu Ltd. (Japan)	1,080	32,889
Koninklijke Philips Electronics NV (Netherlands)	1,173	38,333
Lindsay Corp.	630	44,484
Metabolix, Inc.*	1,260	11,441
Mitsubishi Electric Corp. (Japan)	2,700	31,867
Moog, Inc., Class A*	630	28,608
Nordson Corp.	450	49,010
Parker Hannifin Corp.	1,520	135,554
Republic Services, Inc.	3,842	113,761
Rock-Tenn Co., Class A	487	33,433
Schneider Electric S.A. (France)	260	43,058
Siemens AG (Germany)	911	122,795
Silgan Holdings, Inc.	986	35,969
Simpson Manufacturing Co., Inc.	720	20,830
Sun Hydraulics Corp.	900	32,490
Thermo Fisher Scientific, Inc.*	720	40,190
Toshiba Corp. (Japan)	4,500	29,385
TriMas Corp.*	1,890	38,877
Union Pacific Corp.	919	87,682
United Parcel Service, Inc., Class B	1,686	124,427
United Technologies Corp.	1,609	134,416
Vinci S.A. (France)	511	30,786

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Watts Water Technologies, Inc., Class A	450	$17,600
Woodward Governor Co.	900	29,601
Worthington Industries, Inc.	990	19,166

		2,896,832

Technology - 5.7%
Apple, Inc.*	1,674	591,273
Applied Materials, Inc.	2,430	39,925
CACI International, Inc., Class A*	461	27,347
Concur Technologies, Inc.*	756	39,335
EMC Corp.*	3,479	94,664
Intel Corp.	9,270	199,027
International Business Machines Corp.	2,318	375,238
Jack Henry & Associates, Inc.	1,310	41,802
JDA Software Group, Inc.*	600	17,700
Mentor Graphics Corp.*	1,400	22,260
Microsoft Corp.	14,453	384,160
MKS Instruments, Inc.	700	21,014
Netlogic Microsystems, Inc.*	810	33,526
Parametric Technology Corp.*	1,396	33,085
Quality Systems, Inc.	481	38,432
Quest Software, Inc.*	1,439	38,551
Riverbed Technology, Inc.*	1,712	70,688
SAP AG (Germany)	1,050	63,405
SRA International, Inc., Class A*	832	22,655
SYNNEX Corp.*	500	17,640
TriQuint Semiconductor, Inc.*	1,900	27,075
Ultratech, Inc.*	1,260	31,147
VeriFone Systems, Inc.*	1,080	49,075
Xerox Corp.	12,780	137,385

		2,416,409

Utilities - 1.4%
Cleco Corp.	810	26,204
E.ON AG (Germany)	2,354	77,300
ENEL S.p.A (Italy)	6,460	38,528
GDF Suez (France)	1,435	58,222
National Fuel Gas Co.	810	59,049
Nicor, Inc.	616	32,488
Piedmont Natural Gas Co., Inc.	646	18,928
RWE AG (Germany)	571	38,574
Sempra Energy	2,430	129,348
Southern Co.	1,449	55,221
Tokyo Electric Power (The) Co., Inc. (Japan)	1,439	37,130
WGL Holdings, Inc.	701	26,638

		597,630

TOTAL COMMON STOCKS (Cost $23,421,996)		26,750,174

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 21.7%
Basic Materials - 0.3%
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	$99,000	$110,933

Communications - 0.7%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	106,000	117,258
Cisco Systems, Inc.
4.45%, 1/15/20	118,000	121,792
France Telecom S.A. (France)
5.375%, 7/08/19	40,000	44,200

		283,250

Consumer, Cyclical - 0.2%
McDonald’s Corp., MTN
5.35%, 3/01/18	63,000	70,437

Consumer, Non-cyclical - 3.3%
Abbott Laboratories
5.875%, 5/15/16	153,000	176,041
Amgen, Inc.
5.70%, 2/01/19	90,000	101,156
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	126,000	171,894
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	196,000	217,970
GlaxoSmithKline Capital, Inc.
5.65%, 5/15/18	99,000	111,929
Merck & Co., Inc.
5.00%, 6/30/19	49,000	53,777
PepsiCo, Inc.
7.90%, 11/01/18	54,000	68,588
Philip Morris International, Inc.
5.65%, 5/16/18	31,000	34,900
Wyeth
5.50%, 2/01/14	423,000	469,574

		1,405,829

Energy - 0.7%
BP Capital Markets PLC (United Kingdom)
3.875%, 3/10/15	100,000	104,869
Chevron Corp.
3.95%, 3/03/14	99,000	106,003
TransCanada PipeLines Ltd. (Canada)
7.125%, 1/15/19	67,000	81,315

		292,187

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Financial - 11.0%
Bank of New York Mellon (The) Corp., Series G, MTN
4.60%, 1/15/20	$85,000	$88,779
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	243,000	262,209
Barclays Bank PLC (United Kingdom)
5.20%, 7/10/14	160,000	173,080
5.125%, 1/08/20	150,000	153,493
Bear Stearns & Co., Inc.
7.25%, 2/01/18	25,000	29,495
Berkshire Hathaway, Inc.
3.20%, 2/11/15	22,000	22,744
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	94,000	106,089
7.15%, 2/15/19	108,000	132,589
Deutsche Bank AG (Germany)
6.00%, 9/01/17 (a)	150,000	167,523
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	517,000	557,420
HSBC Finance Corp.
5.50%, 1/19/16	150,000	163,599
JPMorgan Chase & Co.
6.30%, 4/23/19	103,000	115,997
JPMorgan Chase Bank NA
5.875%, 6/13/16	200,000	221,430
KFW (Germany)
4.875%, 6/17/19	145,000	160,340
Landwirtschaftliche Rentenbank, Series G, MTN (Germany)
5.00%, 11/08/16	227,000	253,923
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	174,000	185,303
Merrill Lynch & Co., Inc., MTN
6.875%, 4/25/18	263,000	296,300
MetLife, Inc.
5.00%, 6/15/15	308,000	333,354
Morgan Stanley
5.30%, 3/01/13	168,000	179,202
PNC Funding Corp.
5.25%, 11/15/15	36,000	38,833
Simon Property Group LP
5.10%, 6/15/15	135,000	146,508
UBS AG, MTN (Switzerland)
5.875%, 12/20/17	175,000	191,861
Wachovia Corp.
5.25%, 8/01/14	335,000	361,557

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
Wells Fargo & Co.
5.00%, 11/15/14	$288,000	$311,682

		4,653,310

Government - 1.8%
European Investment Bank (Supranational)
4.625%, 5/15/14	704,000	772,263

Industrial - 1.9%
General Electric Co.
5.25%, 12/06/17	584,000	640,662
Honeywell International, Inc.
5.00%, 2/15/19	112,000	122,059
United Technologies Corp.
6.125%, 2/01/19	45,000	52,543

		815,264

Technology - 1.4%
Dell, Inc.
5.875%, 6/15/19	54,000	60,129
Hewlett-Packard Co.
6.125%, 3/01/14	108,000	121,198
International Business Machines Corp.
5.70%, 9/14/17	200,000	228,682
Microsoft Corp.
4.20%, 6/01/19	49,000	51,311
Oracle Corp.
5.25%, 1/15/16	126,000	140,770

		602,090

Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.
7.125%, 12/01/18	54,000	65,786
Progress Energy Carolinas, Inc.
5.30%, 1/15/19	45,000	49,812
Public Service Co. of Colorado
5.125%, 6/01/19	72,000	78,486

		194,084

TOTAL CORPORATE BONDS (Cost $8,940,937)		9,199,647

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 13.7%
Federal National Mortgage Association - 2.1%
5.00%, 4/15/15	241,000	268,362
5.00%, 5/11/17	546,000	613,577

		881,939

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)
United States Treasury Bonds/Notes - 11.6%
4.75%, 5/15/14	$1,155,000	$1,284,126
2.50%, 3/31/15	492,500	508,312
7.50%, 11/15/16	241,700	308,054
3.125%, 1/31/17	729,000	754,914
8.125%, 8/15/19	594,100	819,811
3.625%, 2/15/20	478,000	492,340
7.625%, 2/15/25	127,900	179,660
6.25%, 5/15/30	449,300	569,488

		4,916,705

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $5,683,521)		5,798,644

SOVEREIGN BONDS - 0.6%
Republic of Italy (Italy)
5.25%, 9/20/16	175,000	185,327
United Mexican States, MTN (Mexico)
6.375%, 1/16/13	60,000	66,000

TOTAL SOVEREIGN BONDS (Cost $243,519)		251,327

TOTAL INVESTMENTS - 99.2% (Cost $38,289,973)(b)		41,999,792
Other assets less liabilities - 0.8%		334,734

NET ASSETS - 100.0%		$42,334,526

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 05/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Value 02/28/11	Interest Income

Deutsche Bank AG, 6.00%, 9/01/17	$179,528	$-	$(19,641)	$5,156	$2,480	$167,523	$7,022
Deutsche Bank AG	41,485	20,972	(4,510)	7,137	(104)	64,980	-

Total Investments in Affiliates	$221,013	$20,972	$(24,151)	$12,293	$2,376	$232,503	$7,022

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2011, net unrealized appreciation was $3,709,819 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,980,405 and aggregate gross unrealized depreciation of $1,270,586.

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2011

(Unaudited)

	Value	% of Net Assets
United States	$32,305,881	76.3%
United Kingdom	2,334,262	5.5
Germany	1,296,668	3.1
Switzerland	1,039,683	2.5
Japan	975,373	2.3
France	780,923	1.8
Supranational	772,263	1.8
Australia	605,832	1.4
Netherlands	364,849	0.9
Italy	325,713	0.8
Spain	243,110	0.6
Netherlands Antilles	181,795	0.4
Ireland	142,242	0.3
Canada	141,674	0.3
Sweden	107,270	0.3
Mexico	66,000	0.2
Denmark	64,670	0.1
Israel	56,681	0.1
Finland	44,810	0.1
Belgium	38,293	0.1
Luxembourg	37,179	0.1
Norway	30,678	0.1
Cayman Islands	28,180	0.1
Bermuda	15,763	0.0

TOTAL INVESTMENTS	41,999,792	99.2
Other assets less liabilities	334,734	0.8

NET ASSETS	$42,334,526	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

February 28, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 84.3%
Basic Materials - 4.7%
Air Liquide S.A. (France)	268	$34,725
Allied Nevada Gold Corp.*	1,512	45,874
Anglo American PLC (United Kingdom)	1,682	91,197
ArcelorMittal (Luxembourg)	1,059	38,944
BASF SE (Germany)	1,099	91,471
Bayer AG (Germany)	1,051	81,553
BHP Billiton Ltd. (Australia)	4,040	189,694
BHP Billiton PLC (United Kingdom)	2,571	101,762
Buckeye Technologies, Inc.	2,134	55,911
Coeur d’Alene Mines Corp.*	1,423	44,839
Dow Chemical (The) Co.	2,021	75,100
E.I. du Pont de Nemours & Co.	1,602	87,902
Freeport-McMoRan Copper & Gold, Inc.	1,422	75,295
Metals USA Holdings Corp.*	1,778	26,581
Newmont Mining Corp.	926	51,180
Rio Tinto Ltd. (Australia)	562	48,604
Rio Tinto PLC (United Kingdom)	1,638	114,814
Rockwood Holdings, Inc.*	943	43,897
Sensient Technologies Corp.	769	25,669
Sherwin-Williams (The) Co.	1,241	101,911
Solutia, Inc.*	1,778	41,267
Syngenta AG (Switzerland)	130	43,555
Vulcan Materials Co.	1,441	66,070
Xstrata PLC (United Kingdom)	2,535	57,931

		1,635,746

Communications - 8.9%
Acme Packet, Inc.*	800	60,192
ADTRAN, Inc.	800	36,384
Anixter International, Inc.	593	42,471
Arris Group, Inc.*	2,052	27,086
AT&T, Inc.	11,368	322,624
Calix, Inc.*	2,045	36,381
Cisco Systems, Inc.*	10,693	198,462
Comcast Corp., Class A	5,309	136,760
Corning, Inc.	2,843	65,559
Deutsche Telekom AG (Germany)	2,804	37,741
Digital River, Inc.*	605	20,316
Discovery Communications, Inc., Class A*	3,201	137,995
eResearch Technology, Inc.*	3,601	22,866
France Telecom S.A. (France)	2,461	54,488
Google, Inc., Class A*	595	364,972
GSI Commerce, Inc.*	978	20,333
Limelight Networks, Inc.*	5,068	35,223
News Corp., Class A	3,192	55,445
Nokia OYJ (Finland)	5,275	45,755
NTT DoCoMo, Inc. (Japan)	20	37,471
Orbitz Worldwide, Inc.*	5,157	18,204
Rackspace Hosting, Inc.*	2,021	74,595
Symantec Corp.*	8,358	150,695
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,495	45,000
Telefonica S.A. (Spain)	4,752	120,768
Thomson Reuters Corp. (Canada)	1,600	63,120

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Communications (Continued)
TIBCO Software, Inc.*	2,717	$66,893
Time Warner, Inc.	2,233	85,301
Verizon Communications, Inc.	5,967	220,302
Vivendi (France)	1,588	45,315
Vodafone Group PLC (United Kingdom)	61,183	173,453
Walt Disney (The) Co.	3,663	160,220
Windstream Corp.	4,802	60,217
Yahoo!, Inc.*	3,174	52,054

		3,094,661

Consumer, Cyclical - 8.7%
Alaska Air Group, Inc.*	445	26,456
Ascena Retail Group, Inc.*	989	30,896
Buckle (The), Inc.	766	29,943
Callaway Golf Co.	3,557	27,531
Carter’s, Inc.*	947	27,141
Casey’s General Stores, Inc.	788	32,363
Cash America International, Inc.	445	19,006
Cinemark Holdings, Inc.	1,535	30,823
Coach, Inc.	3,468	190,462
Collective Brands, Inc.*	1,125	25,650
Columbia Sportswear Co.	528	33,153
Compagnie Financiere Richemont S.A. (Switzerland)	589	33,682
CVS Caremark Corp.	2,615	86,452
Daimler AG (Germany)*	1,029	72,555
Dana Holding Corp.*	1,956	36,929
Deckers Outdoor Corp.*	533	47,021
Dillard’s, Inc., Class A	1,067	45,177
Dollar General Corp.*	3,912	110,514
Exide Technologies*	3,912	46,553
Ford Motor Co.*	5,865	88,268
G&K Services, Inc., Class A	978	31,707
Gaylord Entertainment Co.*	533	19,204
Hennes & Mauritz AB, Class B (Sweden)	1,197	39,145
Honda Motor Co. Ltd. (Japan)	2,258	97,701
JetBlue Airways Corp.*	3,789	21,597
Johnson Controls, Inc.	1,245	50,796
Jones Group (The), Inc.	1,423	18,926
K-Swiss, Inc., Class A*	2,134	21,361
La-Z-Boy, Inc.*	2,756	27,670
Liz Claiborne, Inc.*	5,246	26,964
Lowe’s Cos., Inc.	2,934	76,782
McDonald’s Corp.	1,993	150,830
Men’s Wearhouse (The), Inc.	847	22,615
Mitsubishi Corp. (Japan)	1,797	49,591
Mitsui & Co. Ltd. (Japan)	2,534	45,960
Nike, Inc., Class B	889	79,147
Nintendo Co. Ltd. (Japan)	123	35,986
Nissan Motor Co. Ltd. (Japan)	2,974	30,310
Nu Skin Enterprises, Inc., Class A	800	25,536
Owens & Minor, Inc.	1,039	32,417
Panasonic Corp. (Japan)	2,484	33,381
Penske Automotive Group, Inc.*	1,245	25,361

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Polaris Industries, Inc.	445	$33,575
Retail Ventures, Inc.*	2,579	45,133
Saks, Inc.*	2,401	29,412
Skechers U.S.A., Inc., Class A*	711	14,775
Sony Corp. (Japan)	1,376	50,267
Tenneco, Inc.*	800	31,904
Toyota Motor Corp. (Japan)	3,522	164,214
Under Armour, Inc., Class A*	711	47,090
US Airways Group, Inc.*	2,312	19,906
Vail Resorts, Inc.*	476	23,229
Walgreen Co.	1,778	77,059
Wal-Mart Stores, Inc.	7,125	370,357
Warnaco Group (The), Inc.*	543	31,880
Watsco, Inc.	260	16,791
World Fuel Services Corp.	1,019	42,227

		3,001,381

Consumer, Non-cyclical - 15.8%
Abbott Laboratories	3,030	145,743
ABM Industries, Inc.	800	21,304
Accuray, Inc.*	3,557	35,214
Aetna, Inc.	4,624	172,752
Alcon, Inc. (Switzerland)	622	102,898
Amedisys, Inc.*	703	25,252
American Medical Systems Holdings, Inc.*	1,067	23,378
American Reprographics Co.*	2,668	23,745
AMERIGROUP Corp.*	854	48,977
Amgen, Inc.*	1,956	100,401
Anheuser-Busch InBev NV (Belgium)	791	44,155
AstraZeneca PLC (United Kingdom)	1,684	82,061
British American Tobacco PLC (United Kingdom)	2,230	89,299
Bruker Corp.*	2,992	57,417
Capella Education Co.*	267	15,398
Catalyst Health Solutions, Inc.*	731	33,049
CBIZ, Inc.*	3,557	25,184
Centene Corp.*	754	22,974
Coca-Cola (The) Co.	4,344	277,668
DANONE S.A. (France)	651	40,849
Diageo PLC (United Kingdom)	2,927	57,224
Ennis, Inc.	1,334	21,678
Fresh Del Monte Produce, Inc. (Cayman Islands)	766	21,892
Gentiva Health Services, Inc.*	400	11,292
GlaxoSmithKline PLC (United Kingdom)	6,407	123,072
HEALTHSOUTH Corp.*	1,423	34,451
Healthspring, Inc.*	845	31,806
Heidrick & Struggles International, Inc.	1,215	33,084
HMS Holdings Corp.*	356	26,899
Hospira, Inc.*	1,867	98,671
Johnson & Johnson	5,869	360,592
Kraft Foods, Inc., Class A	2,900	92,336
Lancaster Colony Corp.	449	25,916
Live Nation Entertainment, Inc.*	2,934	31,188
Magellan Health Services, Inc.*	600	28,788

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Masimo Corp.	1,689	$50,906
MasterCard, Inc., Class A	276	66,395
Medifast, Inc.*	800	18,512
Merck & Co., Inc.	6,135	199,817
Molson Coors Brewing Co., Class B	1,737	79,433
Nestle S.A. (Switzerland)	3,901	220,767
Novartis AG (Switzerland)	2,524	141,482
Novo Nordisk A/S, Class B (Denmark)	546	68,830
Pfizer, Inc.	15,843	304,819
Philip Morris International, Inc.	3,361	211,004
Procter & Gamble (The) Co.	5,631	355,034
Reckitt Benckiser Group PLC (United Kingdom)	726	37,433
Roche Holding AG (Switzerland)	925	139,429
Rollins, Inc.	2,105	41,300
Ruddick Corp.	813	29,837
Safeway, Inc.	4,190	91,426
Salix Pharmaceuticals Ltd.*	800	26,672
Sanofi-Aventis (France)	1,385	95,648
Seaboard Corp.	18	41,764
Select Medical Holdings Corp.*	2,579	20,116
Sirona Dental Systems, Inc.*	862	43,497
SonoSite, Inc.*	800	28,760
Sotheby’s	889	43,756
STERIS Corp.	958	32,428
Takeda Pharmaceutical Co. Ltd. (Japan)	963	47,780
Tejon Ranch Co.*	978	25,731
Tesco PLC (United Kingdom)	10,874	71,489
Teva Pharmaceutical Industries Ltd. (Israel)	1,220	61,631
TreeHouse Foods, Inc.*	533	27,807
Unilever NV (Netherlands)	1,986	59,950
Unilever PLC (United Kingdom)	1,552	46,044
UnitedHealth Group, Inc.	2,098	89,333
ViroPharma, Inc.*	133	2,385
Visa, Inc., Class A	1,657	121,044
WellCare Health Plans, Inc.*	718	26,961
WellPoint, Inc.*	800	53,176
Woolworths Ltd. (Australia)	1,518	41,551

		5,450,554

Diversified - 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	270	42,607

Energy - 10.4%
Berry Petroleum Co., Class A	758	39,408
BG Group PLC (United Kingdom)	3,998	97,314
Bill Barrett Corp.*	761	29,588
BP PLC (United Kingdom)	28,143	226,447
Brigham Exploration Co.*	1,689	61,784
CARBO Ceramics, Inc.	267	33,100
Chevron Corp.	3,758	389,893
Complete Production Services, Inc.*	978	28,176
ConocoPhillips	2,781	216,556

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Delek US Holdings, Inc.	3,201	$36,011
Devon Energy Corp.	889	81,290
Dril-Quip, Inc.*	541	41,495
ENI S.p.A (Italy)	3,345	81,637
Exxon Mobil Corp.	9,942	850,339
Helix Energy Solutions Group, Inc.*	1,689	26,011
Hornbeck Offshore Services, Inc.*	1,334	37,899
Key Energy Services, Inc.*	1,867	28,939
Occidental Petroleum Corp.	1,548	157,850
Peabody Energy Corp.	2,627	172,042
Royal Dutch Shell PLC, Class A (United Kingdom)	4,417	158,880
Royal Dutch Shell PLC, Class B (United Kingdom)	3,396	121,436
RPC, Inc.	2,332	45,660
Schlumberger Ltd. (Netherlands Antilles)	2,173	203,001
Southwestern Energy Co.*	742	29,294
Statoil ASA (Norway)	1,070	28,201
Total S.A. (France)	2,635	161,629
Williams (The) Cos., Inc.	6,313	191,663
Woodside Petroleum Ltd. (Australia)	654	28,357

		3,603,900

Financial - 17.1%
Alexander’s, Inc. REIT	84	33,241
Allianz SE (Germany)	503	72,531
American Campus Communities, Inc. REIT	822	27,471
American Capital Ltd.*	4,802	44,851
American Express Co.	2,312	100,734
Apollo Investment Corp.	2,756	34,092
Ashford Hospitality Trust, Inc. REIT*	2,756	28,414
Associated Estates Realty Corp. REIT	1,689	27,446
Australia & New Zealand Banking Group Ltd. (Australia)	3,135	77,032
AXA S.A. (France)	2,291	48,161
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3,920	48,436
Banco Santander S.A. (Spain)	8,413	103,825
Bank of America Corp.	18,815	268,866
Barclays PLC (United Kingdom)	15,018	78,129
Berkshire Hathaway, Inc., Class B*	5,102	445,303
BioMed Realty Trust, Inc. REIT	1,600	29,040
BNP Paribas (France)	1,124	87,839
Boston Properties, Inc. REIT	1,423	136,495
CBL & Associates Properties, Inc. REIT	1,956	34,915
Charles Schwab (The) Corp.	2,281	43,271
Citigroup, Inc.*	55,130	258,008
Commonwealth Bank of Australia (Australia)	1,956	105,784
Community Trust Bancorp, Inc.	800	22,888
Credit Acceptance Corp.*	445	31,417
Credit Suisse Group AG (Switzerland)	1,307	60,439
Deutsche Bank AG (Germany)(a)	816	52,498
Entertainment Properties Trust REIT	622	29,651
Equity Lifestyle Properties, Inc. REIT	409	23,738
Equity One, Inc. REIT	1,360	26,030
Equity Residential REIT	533	29,374
Evercore Partners, Inc., Class A	978	33,721

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
FirstMerit Corp.	1,296	$22,097
Franklin Resources, Inc.	448	56,278
Goldman Sachs Group (The), Inc.	913	149,531
Highwoods Properties, Inc. REIT	645	21,885
Home Properties, Inc. REIT	533	31,404
HSBC Holdings PLC (United Kingdom)	20,507	226,143
ING Groep NV (Netherlands)*	4,550	57,107
Investors Bancorp, Inc.*	1,778	24,074
JPMorgan Chase & Co.	7,430	346,907
Kilroy Realty Corp. REIT	800	31,000
LaSalle Hotel Properties REIT	978	27,589
Lloyds Banking Group PLC (United Kingdom)*	45,476	45,830
M&T Bank Corp.	1,334	117,458
MFA Financial, Inc. REIT	3,711	31,432
Mid-America Apartment Communities, Inc. REIT	464	30,146
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,342	90,357
Mizuho Financial Group, Inc. (Japan)	20,827	42,706
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	268	44,771
National Australia Bank Ltd. (Australia)	2,644	69,464
National Interstate Corp.	1,067	22,236
National Retail Properties, Inc. REIT	1,322	33,962
Nomura Holdings, Inc. (Japan)	5,335	33,730
Nordea Bank AB (Sweden)	3,775	42,940
Northern Trust Corp.	2,604	134,288
OMEGA Healthcare Investors, Inc. REIT	1,341	32,144
Pebblebrook Hotel Trust REIT	1,245	27,315
Platinum Underwriters Holdings Ltd. (Bermuda)	411	17,139
Potlatch Corp. REIT	631	24,230
ProAssurance Corp.*	534	33,818
Prosperity Bancshares, Inc.	750	30,615
Public Storage REIT	356	39,961
Signature Bank*	622	32,276
Simon Property Group, Inc. REIT	520	57,222
Societe Generale (France)	704	49,542
Standard Chartered PLC (United Kingdom)	2,207	58,404
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,759	66,234
SVB Financial Group*	622	33,700
T. Rowe Price Group, Inc.	2,668	178,703
Tanger Factory Outlet Centers, Inc. REIT	1,046	27,876
Tower Group, Inc.	646	17,558
Travelers (The) Cos., Inc.	978	58,612
U.S. Bancorp	3,735	103,572
UBS AG (Switzerland)*	3,612	71,700
UMB Financial Corp.	612	24,407
UniCredit S.p.A (Italy)	20,155	51,862
Universal Health Realty Income Trust REIT	711	28,276
Washington Real Estate Investment Trust REIT	925	28,897
Webster Financial Corp.	1,156	26,796
Wells Fargo & Co.	10,283	331,729
Westamerica Bancorporation	501	25,842
Westpac Banking Corp. (Australia)	3,827	91,697
Weyerhaeuser Co. REIT	5,268	128,593

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
Zurich Financial Services AG (Switzerland)*	153	$44,396

		5,920,091

Industrial - 9.2%
AAON, Inc.	978	30,025
ABB Ltd. (Switzerland)*	2,466	60,280
Acuity Brands, Inc.	622	35,155
BAE Systems PLC (United Kingdom)	4,475	23,939
Benchmark Electronics, Inc.*	1,037	19,558
Boeing (The) Co.	1,512	108,879
Brady Corp., Class A	800	28,592
Cascade Corp.	622	30,391
Caterpillar, Inc.	1,081	111,267
CLARCOR, Inc.	823	33,858
Clean Harbors, Inc.*	445	40,887
East Japan Railway Co. (Japan)	432	30,002
Eaton Corp.	1,629	180,461
EMCOR Group, Inc.*	856	27,272
Emerson Electric Co.	1,420	84,717
EnerSys*	711	25,241
Fanuc Corp. (Japan)	266	41,168
FedEx Corp.	533	47,981
General Dynamics Corp.	726	55,263
General Electric Co.	20,565	430,220
GrafTech International Ltd.*	1,667	33,357
Graphic Packaging Holding Co.*	4,624	24,045
Griffon Corp.*	555	6,693
Hexcel Corp.*	1,334	24,746
Ingersoll-Rand PLC (Ireland)	3,468	157,100
Kaydon Corp.	445	17,462
Knight Transportation, Inc.	1,407	26,184
Komatsu Ltd. (Japan)	1,156	35,203
Koninklijke Philips Electronics NV (Netherlands)	1,311	42,842
Lindsay Corp.	711	50,204
Metabolix, Inc.*	1,423	12,921
Mitsubishi Electric Corp. (Japan)	2,668	31,490
Moog, Inc., Class A*	622	28,245
Nordson Corp.	445	48,465
Parker Hannifin Corp.	1,689	150,625
Republic Services, Inc.	4,205	124,509
Rock-Tenn Co., Class A	529	36,316
Schneider Electric S.A. (France)	269	44,548
Siemens AG (Germany)	980	132,096
Silgan Holdings, Inc.	1,158	42,243
Simpson Manufacturing Co., Inc.	800	23,144
Sun Hydraulics Corp.	978	35,306
Thermo Fisher Scientific, Inc.*	800	44,656
Toshiba Corp. (Japan)	5,335	34,837
TriMas Corp.*	2,045	42,066
Union Pacific Corp.	1,038	99,036
United Parcel Service, Inc., Class B	1,848	136,382
United Technologies Corp.	1,739	145,276
Vinci S.A. (France)	539	32,474

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Watts Water Technologies, Inc., Class A	533	$20,846
Woodward Governor Co.	978	32,166
Worthington Industries, Inc.	1,067	20,657

		3,181,296

Technology - 7.5%
Apple, Inc.*	1,804	637,191
Applied Materials, Inc.	2,668	43,835
CACI International, Inc., Class A*	485	28,770
Concur Technologies, Inc.*	796	41,416
EMC Corp.*	3,793	103,208
Intel Corp.	10,137	217,641
International Business Machines Corp.	2,490	403,081
Jack Henry & Associates, Inc.	1,378	43,972
Mentor Graphics Corp.*	1,500	23,850
Microsoft Corp.	15,818	420,441
MKS Instruments, Inc.	700	21,014
Netlogic Microsystems, Inc.*	889	36,796
Parametric Technology Corp.*	1,888	44,746
Quality Systems, Inc.	505	40,350
Quest Software, Inc.*	1,512	40,506
Riverbed Technology, Inc.*	1,864	76,965
SAP AG (Germany)	1,116	67,391
SRA International, Inc., Class A*	875	23,826
SYNNEX Corp.*	600	21,168
TriQuint Semiconductor, Inc.*	2,090	29,783
Ultratech, Inc.*	1,334	32,976
VeriFone Systems, Inc.*	1,156	52,529
Xerox Corp.	13,960	150,070

		2,601,525

Utilities - 1.9%
Cleco Corp.	800	25,880
E.ON AG (Germany)	2,644	86,823
ENEL S.p.A (Italy)	8,809	52,537
GDF Suez (France)	1,514	61,427
National Fuel Gas Co.	889	64,808
Nicor, Inc.	663	34,967
Piedmont Natural Gas Co., Inc.	713	20,891
RWE AG (Germany)	605	40,870
Sempra Energy	2,668	142,018
Southern Co.	1,571	59,871
Tokyo Electric Power (The) Co., Inc. (Japan)	1,510	38,962
WGL Holdings, Inc.	842	31,996

		661,050

TOTAL COMMON STOCKS (Cost $26,018,261)		29,192,811

CORPORATE BONDS - 11.5%

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Basic Materials - 0.8%
ArcelorMittal (Luxembourg)
9.85%, 6/01/19	$58,000	$74,673
Dow Chemical (The) Co.
8.55%, 5/15/19	66,000	83,815
Rio Tinto Finance USA Ltd. (Australia)
9.00%, 5/01/19	66,000	87,375
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	46,000	49,517

		295,380

Communications - 2.4%
BellSouth Corp.
6.00%, 11/15/34	109,000	109,331
British Telecommunications PLC (United Kingdom)
9.875%, 12/15/30	30,000	41,706
CBS Corp.
7.875%, 7/30/30	15,000	17,540
Cisco Systems, Inc.
4.45%, 1/15/20	60,000	61,928
5.90%, 2/15/39	46,000	48,576
Comcast Corp.
6.45%, 3/15/37	45,000	47,252
Deutsche Telekom International Finance BV (Netherlands)
8.75%, 6/15/30	69,000	90,738
News America, Inc.
6.20%, 12/15/34	77,000	79,653
Telecom Italia Capital S.A. (Luxembourg)
7.721%, 6/04/38	43,000	44,574
Time Warner Cable, Inc.
6.55%, 5/01/37	18,000	18,749
Time Warner, Inc.
7.70%, 5/01/32	77,000	92,094
Verizon Global Funding Corp.
7.75%, 12/01/30	124,000	152,609
Viacom, Inc.
6.25%, 4/30/16	15,000	17,227

		821,977

Consumer, Cyclical - 0.9%
CVS Caremark Corp.
6.125%, 9/15/39	44,000	45,825
Target Corp.
7.00%, 1/15/38	110,000	133,829
Wal-Mart Stores, Inc.
4.55%, 5/01/13	5,000	5,376
6.50%, 8/15/37	106,000	122,727

		307,757

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Consumer, Non-cyclical - 1.5%
Abbott Laboratories
5.875%, 5/15/16	$14,000	$16,108
Aetna, Inc.
6.625%, 6/15/36	18,000	20,290
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20	43,000	46,689
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	45,000	51,866
Bristol-Myers Squibb Co.
5.875%, 11/15/36	52,000	57,059
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	88,000	120,053
Eli Lilly & Co.
5.55%, 3/15/37	30,000	31,289
Johnson & Johnson
5.95%, 8/15/37	33,000	37,810
Merck & Co., Inc.
5.00%, 6/30/19	21,000	23,047
Procter & Gamble (The) Co.
5.55%, 3/05/37	18,000	19,612
Unilever Capital Corp.
5.90%, 11/15/32	74,000	82,490

		506,313

Energy - 1.0%
ConocoPhillips
5.90%, 10/15/32	117,000	127,310
Kinder Morgan Energy Partners LP
5.80%, 3/15/35	87,000	83,676
Petrobras International Finance Co. (Cayman Islands)
5.75%, 1/20/20	48,000	50,047
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	42,000	48,086
Suncor Energy, Inc. (Canada)
6.50%, 6/15/38	30,000	32,531
TransCanada PipeLines Ltd. (Canada)
7.625%, 1/15/39	17,000	21,191

		362,841

Financial - 2.6%
Allstate (The) Corp.
5.55%, 5/09/35	34,000	34,228
Bank of New York Mellon (The) Corp., Series G, MTN
4.60%, 1/15/20	117,000	122,201
Bear Stearns & Co., Inc.
7.25%, 2/01/18	30,000	35,394

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
Chubb Corp.
6.00%, 5/11/37	$27,000	$29,076
Citigroup, Inc.
8.125%, 7/15/39	108,000	137,407
Credit Suisse (USA), Inc.
7.125%, 7/15/32	56,000	66,726
General Electric Capital Corp., Series A, MTN
6.75%, 3/15/32	136,000	152,024
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	58,000	62,535
6.75%, 10/01/37	67,000	68,886
JPMorgan Chase Bank NA
5.875%, 6/13/16	50,000	55,358
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	64,000	68,156
PNC Funding Corp.
5.25%, 11/15/15	8,000	8,629
Principal Financial Group, Inc.
6.05%, 10/15/36	28,000	29,524
Travelers (The) Cos., Inc.
6.25%, 3/15/37 (b)	27,000	28,115

		898,259

Industrial - 0.6%
Burlington Northern Santa Fe LLC
6.15%, 5/01/37	26,000	28,232
CSX Corp.
6.00%, 10/01/36	74,000	77,943
Lockheed Martin Corp., Series B
6.15%, 9/01/36	13,000	14,255
Norfolk Southern Corp.
7.90%, 5/15/97	32,000	39,802
United Parcel Service, Inc.
6.20%, 1/15/38	16,000	18,187
United Technologies Corp.
6.125%, 7/15/38	32,000	35,945

		214,364

Technology - 0.2%
Dell, Inc.
5.875%, 6/15/19	23,000	25,611
Microsoft Corp.
4.20%, 6/01/19	28,000	29,320

		54,931

Utilities - 1.5%
Appalachian Power Co.
7.95%, 1/15/20	40,000	49,865

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Utilities (Continued)
Florida Power & Light Co.
5.95%, 2/01/38	$53,000	$58,190
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	133,000	141,316
Oncor Electric Delivery Co. LLC
7.00%, 9/01/22	71,000	84,614
Pacific Gas & Electric Co.
6.05%, 3/01/34	28,000	29,939
6.25%, 3/01/39	40,000	43,864
Public Service Co. of Colorado
5.125%, 6/01/19	44,000	47,964
Scana Corp., MTN
6.25%, 4/01/20	27,000	29,875
Southern California Edison Co.
6.05%, 3/15/39	21,000	23,368

		508,995

TOTAL CORPORATE BONDS (Cost $3,917,723)		3,970,817

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 3.0%
Federal Home Loan Mortgage Corp. - 0.2%
6.25%, 7/15/32	43,000	52,328

United States Treasury Bonds/Notes - 2.8%
1.75%, 11/15/11	139,600	141,127
7.50%, 11/15/16	93,300	118,914
8.125%, 8/15/19	88,900	122,675
3.625%, 2/15/20	64,100	66,023
6.25%, 5/15/30	17,700	22,435
4.375%, 2/15/38	304,200	300,349
4.625%, 2/15/40	96,000	98,205
4.375%, 5/15/40	100,400	98,439

		968,167

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $1,034,279)		1,020,495

SOVEREIGN BONDS - 0.6%
Federative Republic of Brazil (Brazil)
7.125%, 1/20/37	53,000	62,805
Province of Quebec, Series PD (Canada)
7.50%, 9/15/29	64,000	86,539
Republic of Italy (Italy)
5.25%, 9/20/16	25,000	26,475

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS (Continued)
United Mexican States, Series A, MTN (Mexico)
5.625%, 1/15/17	$44,000	$48,730

TOTAL SOVEREIGN BONDS (Cost $216,136)		224,549

TOTAL INVESTMENTS - 99.4% (Cost $31,186,399)(c)		34,408,672
Other assets less liabilities - 0.6%		211,531

NET ASSETS - 100.0%		$34,620,203

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 05/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Value 02/28/11	Interest Income
Deutsche Bank AG	$44,235	$9,769	$(5,284)	$4,051	$(273)	$52,498	$-

(b)	Variable Rate Coupon. Stated interest rate was in effect at February 28, 2011.
(c)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2011, net unrealized appreciation was $3,222,273 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,975,710 and aggregate gross unrealized depreciation of $1,753,437.

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2011

(Unaudited)

	Value	% of Net Assets
United States	$25,825,986	74.6%
United Kingdom	2,175,874	6.3
Japan	1,037,350	3.0
Switzerland	918,628	2.6
France	799,250	2.3
Germany	780,302	2.2
Australia	739,556	2.1
Netherlands	298,723	0.9
Spain	273,029	0.8
Italy	212,512	0.6
Canada	203,381	0.6
Netherlands Antilles	203,002	0.6
Luxembourg	158,192	0.5
Ireland	157,100	0.5
Sweden	127,085	0.4
Cayman Islands	121,456	0.4
Denmark	68,830	0.2
Brazil	62,805	0.2
Israel	61,631	0.2
Mexico	48,730	0.1
Finland	45,755	0.1
Belgium	44,155	0.1
Norway	28,201	0.1
Bermuda	17,139	0.0

TOTAL INVESTMENTS	34,408,672	99.4
Other assets less liabilities	211,531	0.6

NET ASSETS	$34,620,203	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

February 28, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.3%

Basic Materials - 5.4%
Air Liquide S.A. (France)	310	$40,167
Allied Nevada Gold Corp.*	1,689	51,244
Anglo American PLC (United Kingdom)	1,968	106,704
ArcelorMittal (Luxembourg)	1,147	42,180
BASF SE (Germany)	1,200	99,877
Bayer AG (Germany)	1,141	88,537
BHP Billiton Ltd. (Australia)	4,740	222,562
BHP Billiton PLC (United Kingdom)	2,942	116,447
Buckeye Technologies, Inc.	2,400	62,880
Coeur d’Alene Mines Corp.*	1,600	50,416
Dow Chemical (The) Co.	2,347	87,215
E.I. du Pont de Nemours & Co.	1,747	95,858
Freeport-McMoRan Copper & Gold, Inc.	1,778	94,145
Metals USA Holdings Corp.*	1,955	29,227
Newmont Mining Corp.	1,188	65,661
Rio Tinto Ltd. (Australia)	624	53,966
Rio Tinto PLC (United Kingdom)	1,788	125,328
Rockwood Holdings, Inc.*	1,013	47,155
Sensient Technologies Corp.	835	27,872
Sherwin-Williams (The) Co.	1,386	113,818
Solutia, Inc.*	1,955	45,376
Syngenta AG (Switzerland)	141	47,240
Vulcan Materials Co.	1,555	71,297
Xstrata PLC (United Kingdom)	2,815	64,329

		1,849,501

Communications - 10.0%
Acme Packet, Inc.*	889	66,888
ADTRAN, Inc.	889	40,432
Anixter International, Inc.	640	45,837
Arris Group, Inc.*	2,229	29,423
AT&T, Inc.	12,690	360,143
Calix, Inc.*	2,222	39,529
Cisco Systems, Inc.*	11,858	220,085
Comcast Corp., Class A	5,861	150,979
Corning, Inc.	3,146	72,547
Deutsche Telekom AG (Germany)	3,808	51,255
Digital River, Inc.*	656	22,028
Discovery Communications, Inc., Class A*	3,555	153,256
eResearch Technology, Inc.*	2,999	19,044
France Telecom S.A. (France)	2,673	59,182
Google, Inc., Class A*	655	401,778
GSI Commerce, Inc.*	1,155	24,012
Limelight Networks, Inc.*	5,688	39,532
News Corp., Class A	3,805	66,093
Nokia OYJ (Finland)	5,752	49,892
NTT DoCoMo, Inc. (Japan)	22	41,218
Orbitz Worldwide, Inc.*	5,777	20,393
Rackspace Hosting, Inc.*	2,190	80,833
Symantec Corp.*	9,243	166,651
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,196	41,150
Telefonica S.A. (Spain)	5,384	136,829
Thomson Reuters Corp. (Canada)	1,778	70,142

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value

Communications (Continued)
TIBCO Software, Inc.*	2,442	$60,122
Time Warner, Inc.	2,364	90,305
Verizon Communications, Inc.	6,649	245,481
Vivendi (France)	1,740	49,652
Vodafone Group PLC (United Kingdom)	66,352	188,107
Walt Disney (The) Co.	4,076	178,285
Windstream Corp.	5,333	66,876
Yahoo!, Inc.*	3,433	56,301

		3,404,280

Consumer, Cyclical - 10.0%
Alaska Air Group, Inc.*	533	31,687
Ascena Retail Group, Inc.*	1,100	34,364
Buckle (The), Inc.	854	33,383
Callaway Golf Co.	3,999	30,952
Carter’s, Inc.*	1,060	30,380
Casey’s General Stores, Inc.	861	35,361
Cash America International, Inc.	444	18,963
Cinemark Holdings, Inc.	1,750	35,140
Coach, Inc.	3,899	214,133
Collective Brands, Inc.*	1,244	28,363
Columbia Sportswear Co.	580	36,418
Compagnie Financiere Richemont S.A. (Switzerland)	691	39,514
CVS Caremark Corp.	2,902	95,940
Daimler AG (Germany)*	1,226	86,446
Dana Holding Corp.*	2,133	40,271
Deckers Outdoor Corp.*	622	54,873
Dillard’s, Inc., Class A	1,155	48,903
Dollar General Corp.*	4,266	120,514
Exide Technologies*	4,355	51,825
Ford Motor Co.*	6,363	95,763
G&K Services, Inc., Class A	1,155	37,445
Gaylord Entertainment Co.*	622	22,411
Hennes & Mauritz AB, Class B (Sweden)	1,326	43,363
Honda Motor Co. Ltd. (Japan)	2,270	98,220
JetBlue Airways Corp.*	4,153	23,672
Johnson Controls, Inc.	1,422	58,017
Jones Group (The), Inc.	1,600	21,280
K-Swiss, Inc., Class A*	2,311	23,133
La-Z-Boy, Inc.*	3,111	31,234
Liz Claiborne, Inc.*	4,977	25,582
Lowe’s Cos., Inc.	3,288	86,048
McDonald’s Corp.	2,234	169,069
Men’s Wearhouse (The), Inc.	936	24,991
Mitsubishi Corp. (Japan)	1,992	54,972
Mitsui & Co. Ltd. (Japan)	2,801	50,803
Nike, Inc., Class B	1,067	94,995
Nintendo Co. Ltd. (Japan)	137	40,082
Nissan Motor Co. Ltd. (Japan)	3,204	32,654
Nu Skin Enterprises, Inc., Class A	889	28,377
Owens & Minor, Inc.	1,128	35,194
Panasonic Corp. (Japan)	2,734	36,740
Penske Automotive Group, Inc.*	1,422	28,966

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Polaris Industries, Inc.	533	$40,215
Retail Ventures, Inc.*	2,844	49,770
Saks, Inc.*	2,666	32,659
Skechers U.S.A., Inc., Class A*	800	16,624
Sony Corp. (Japan)	1,491	54,469
Tenneco, Inc.*	889	35,453
Toyota Motor Corp. (Japan)	4,328	201,793
Under Armour, Inc., Class A*	700	46,361
UniFirst Corp.	400	22,560
US Airways Group, Inc.*	2,577	22,188
Vail Resorts, Inc.*	516	25,181
Walgreen Co.	1,955	84,730
Wal-Mart Stores, Inc.	8,025	417,139
Warnaco Group (The), Inc.*	688	40,392
Watsco, Inc.	570	36,811
World Fuel Services Corp.	1,113	46,123

		3,402,909

Consumer, Non-cyclical - 17.7%
Abbott Laboratories	3,444	165,656
ABM Industries, Inc.	889	23,674
Accuray, Inc.*	3,910	38,709
Aetna, Inc.	5,066	189,265
Alcon, Inc. (Switzerland)	622	102,898
Amedisys, Inc.*	827	29,706
American Medical Systems Holdings, Inc.*	1,155	25,306
American Reprographics Co.*	3,022	26,896
AMERIGROUP Corp.*	926	53,106
Amgen, Inc.*	2,133	109,487
Anheuser-Busch InBev NV (Belgium)	859	47,950
AstraZeneca PLC (United Kingdom)	1,825	88,932
British American Tobacco PLC (United Kingdom)	2,418	96,827
Bruker Corp.*	3,243	62,233
Capella Education Co.*	267	15,398
Catalyst Health Solutions, Inc.*	835	37,750
CBIZ, Inc.*	3,999	28,313
Centene Corp.*	816	24,864
Coca-Cola (The) Co.	4,833	308,926
DANONE S.A. (France)	723	45,367
Diageo PLC (United Kingdom)	3,168	61,936
Ennis, Inc.	1,511	24,554
Fresh Del Monte Produce, Inc. (Cayman Islands)	1,116	31,895
Gentiva Health Services, Inc.*	356	10,050
GlaxoSmithKline PLC (United Kingdom)	6,908	132,696
HEALTHSOUTH Corp.*	1,600	38,736
Healthspring, Inc.*	978	36,812
Heidrick & Struggles International, Inc.	1,315	35,807
HMS Holdings Corp.*	444	33,549
Hospira, Inc.*	2,044	108,025
Johnson & Johnson	6,484	398,376
Kraft Foods, Inc., Class A	3,240	103,162
Lancaster Colony Corp.	493	28,456
Live Nation Entertainment, Inc.*	3,288	34,951

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Magellan Health Services, Inc.*	648	$31,091
Masimo Corp.	1,866	56,241
MasterCard, Inc., Class A	242	58,216
Medifast, Inc.*	889	20,571
Merck & Co., Inc.	7,044	229,423
Molson Coors Brewing Co., Class B	1,947	89,036
Nestle S.A. (Switzerland)	4,329	244,989
Novartis AG (Switzerland)	2,802	157,065
Novo Nordisk A/S, Class B (Denmark)	593	74,755
Pfizer, Inc.	17,686	340,279
Philip Morris International, Inc.	3,735	234,484
Procter & Gamble (The) Co.	6,428	405,285
Reckitt Benckiser Group PLC (United Kingdom)	783	40,372
Roche Holding AG (Switzerland)	991	149,378
Rollins, Inc.	2,403	47,147
Ruddick Corp.	883	32,406
Safeway, Inc.	4,719	102,969
Salix Pharmaceuticals Ltd.*	889	29,639
Sanofi-Aventis (France)	1,500	103,590
Seaboard Corp.	23	53,365
Select Medical Holdings Corp.*	2,933	22,877
Sirona Dental Systems, Inc.*	931	46,978
SonoSite, Inc.*	889	31,960
Sotheby’s	978	48,137
STERIS Corp.	1,038	35,136
Takeda Pharmaceutical Co. Ltd. (Japan)	1,236	61,325
Tejon Ranch Co.*	1,067	28,073
Tesco PLC (United Kingdom)	11,750	77,248
Teva Pharmaceutical Industries Ltd. (Israel)	1,354	68,401
TreeHouse Foods, Inc.*	533	27,807
Unilever NV (Netherlands)	2,155	65,051
Unilever PLC (United Kingdom)	1,686	50,019
UnitedHealth Group, Inc.	2,314	98,530
ViroPharma, Inc.*	1,350	24,206
Visa, Inc., Class A	1,848	134,996
WellCare Health Plans, Inc.*	775	29,101
WellPoint, Inc.*	889	59,092
Woolworths Ltd. (Australia)	1,685	46,122

		6,055,628

Diversified - 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	289	45,605

Energy - 11.7%
Berry Petroleum Co., Class A	819	42,580
BG Group PLC (United Kingdom)	4,326	105,297
Bill Barrett Corp.*	823	31,998
BP PLC (United Kingdom)	32,610	262,390
Brigham Exploration Co.*	1,866	68,258
CARBO Ceramics, Inc.	356	44,133
Chevron Corp.	4,208	436,580
Complete Production Services, Inc.*	1,155	33,276

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value

Energy (Continued)
ConocoPhillips	3,051	$237,581
Delek US Holdings, Inc.	3,644	40,995
Devon Energy Corp.	978	89,428
Dril-Quip, Inc.*	581	44,563
ENI S.p.A (Italy)	3,510	85,664
Exxon Mobil Corp.	11,139	952,719
Helix Energy Solutions Group, Inc.*	1,866	28,736
Hornbeck Offshore Services, Inc.*	1,511	42,928
Key Energy Services, Inc.*	2,133	33,062
Occidental Petroleum Corp.	1,703	173,655
Peabody Energy Corp.	2,916	190,969
Royal Dutch Shell PLC, Class A (United Kingdom)	4,815	173,196
Royal Dutch Shell PLC, Class B (United Kingdom)	3,604	128,874
RPC, Inc.	2,023	39,610
Schlumberger Ltd. (Netherlands Antilles)	2,401	224,301
Southwestern Energy Co.*	804	31,742
Statoil ASA (Norway)	1,371	36,134
Total S.A. (France)	2,925	179,417
Williams (The) Cos., Inc.	7,021	213,158
Woodside Petroleum Ltd. (Australia)	707	30,655

		4,001,899

Financial - 19.4%
Alexander’s, Inc. REIT	92	36,407
Allianz SE (Germany)	569	82,048
American Campus Communities, Inc. REIT	887	29,644
American Capital Ltd.*	5,333	49,810
American Express Co.	2,577	112,280
Apollo Investment Corp.	3,022	37,382
Ashford Hospitality Trust, Inc. REIT*	3,111	32,074
Associated Estates Realty Corp. REIT	1,866	30,323
Australia & New Zealand Banking Group Ltd. (Australia)	3,481	85,534
AXA S.A. (France)	2,401	50,474
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,257	52,600
Banco Santander S.A. (Spain)	9,594	118,400
Bank of America Corp.	20,586	294,174
Barclays PLC (United Kingdom)	16,674	86,744
Berkshire Hathaway, Inc., Class B*	5,765	503,170
BioMed Realty Trust, Inc. REIT	1,778	32,271
BNP Paribas (France)	1,216	95,028
Boston Properties, Inc. REIT	1,600	153,472
CBL & Associates Properties, Inc. REIT	2,222	39,663
Charles Schwab (The) Corp.	2,489	47,216
Citigroup, Inc.*	61,236	286,584
Commonwealth Bank of Australia (Australia)	2,171	117,412
Community Trust Bancorp, Inc.	889	25,434
Credit Acceptance Corp.*	533	37,630
Credit Suisse Group AG (Switzerland)	1,418	65,572
Deutsche Bank AG (Germany)(a)	1,220	78,490
Entertainment Properties Trust REIT	711	33,893
Equity Lifestyle Properties, Inc. REIT	446	25,886
Equity One, Inc. REIT	1,467	28,078
Equity Residential REIT	622	34,278

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Evercore Partners, Inc., Class A	1,067	$36,790
FirstMerit Corp.	1,415	24,126
Franklin Resources, Inc.	512	64,317
Goldman Sachs Group (The), Inc.	1,044	170,986
Highwoods Properties, Inc. REIT	1,275	43,261
Home Properties, Inc. REIT	533	31,404
HSBC Holdings PLC (United Kingdom)	22,855	252,037
ING Groep NV (Netherlands)*	5,052	63,407
Investors Bancorp, Inc.*	1,955	26,471
JPMorgan Chase & Co.	8,466	395,278
Kilroy Realty Corp. REIT	800	31,000
LaSalle Hotel Properties REIT	1,067	30,100
Lloyds Banking Group PLC (United Kingdom)*	50,488	50,881
M&T Bank Corp.	1,511	133,044
MFA Financial, Inc. REIT	4,031	34,143
Mid-America Apartment Communities, Inc. REIT	503	32,680
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,861	98,755
Mizuho Financial Group, Inc. (Japan)	23,123	47,414
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	291	48,613
National Australia Bank Ltd. (Australia)	2,935	77,109
National Interstate Corp.	1,155	24,070
National Retail Properties, Inc. REIT	1,429	36,711
Nomura Holdings, Inc. (Japan)	5,955	37,650
Nordea Bank AB (Sweden)	4,150	47,205
Northern Trust Corp.	2,873	148,161
OMEGA Healthcare Investors, Inc. REIT	1,455	34,876
Pebblebrook Hotel Trust REIT	1,333	29,246
Platinum Underwriters Holdings Ltd. (Bermuda)	640	26,688
Potlatch Corp. REIT	684	26,266
ProAssurance Corp.*	581	36,795
Prosperity Bancshares, Inc.	817	33,350
Public Storage REIT	356	39,961
Signature Bank*	711	36,894
Simon Property Group, Inc. REIT	586	64,483
Societe Generale (France)	764	53,764
Standard Chartered PLC (United Kingdom)	2,921	77,299
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,002	75,384
SVB Financial Group*	711	38,522
T. Rowe Price Group, Inc.	3,022	202,415
Tanger Factory Outlet Centers, Inc. REIT	1,138	30,328
Tower Group, Inc.	707	19,216
Travelers (The) Cos., Inc.	1,067	63,945
U.S. Bancorp	4,177	115,828
UBS AG (Switzerland)*	4,456	88,454
UMB Financial Corp.	755	30,109
UniCredit S.p.A (Italy)	15,830	40,733
Universal Health Realty Income Trust REIT	711	28,276
Washington Real Estate Investment Trust REIT	1,000	31,240
Webster Financial Corp.	1,244	28,836
Wells Fargo & Co.	10,997	354,763
Westamerica Bancorporation	549	28,317
Westpac Banking Corp. (Australia)	3,996	95,747
Weyerhaeuser Co. REIT	5,807	141,749

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Zurich Financial Services AG (Switzerland)*	205	$59,485

		6,620,553

Industrial - 10.4%
AAON, Inc.	1,067	32,757
ABB Ltd. (Switzerland)*	2,671	65,291
Acuity Brands, Inc.	622	35,155
BAE Systems PLC (United Kingdom)	4,850	25,945
Benchmark Electronics, Inc.*	1,118	21,085
Boeing (The) Co.	1,589	114,424
Brady Corp., Class A	889	31,773
Cascade Corp.	711	34,739
Caterpillar, Inc.	1,238	127,427
CLARCOR, Inc.	897	36,903
Clean Harbors, Inc.*	444	40,795
East Japan Railway Co. (Japan)	351	24,377
Eaton Corp.	1,815	201,065
EMCOR Group, Inc.*	1,216	38,742
Emerson Electric Co.	1,479	88,237
EnerSys*	711	25,241
Fanuc Corp. (Japan)	267	41,323
FedEx Corp.	622	55,992
General Dynamics Corp.	882	67,138
General Electric Co.	22,820	477,394
GrafTech International Ltd.*	1,795	35,918
Graphic Packaging Holding Co.*	5,066	26,343
Griffon Corp.*	1,086	13,097
Hexcel Corp.*	1,511	28,029
Ingersoll-Rand PLC (Ireland)	3,811	172,638
Kaydon Corp.	533	20,915
Knight Transportation, Inc.	1,534	28,548
Komatsu Ltd. (Japan)	1,244	37,883
Koninklijke Philips Electronics NV (Netherlands)	1,412	46,143
L-1 Identity Solutions, Inc.*	1,600	19,056
Lindsay Corp.	711	50,204
Metabolix, Inc.*	1,511	13,720
Mitsubishi Electric Corp. (Japan)	2,666	31,466
Moog, Inc., Class A*	711	32,287
Nordson Corp.	533	58,049
Parker Hannifin Corp.	1,855	165,429
Republic Services, Inc.	4,713	139,551
Rock-Tenn Co., Class A	573	39,336
Schneider Electric S.A. (France)	358	59,287
Siemens AG (Germany)	1,054	142,070
Silgan Holdings, Inc.	1,360	49,613
Simpson Manufacturing Co., Inc.	889	25,719
Sun Hydraulics Corp.	1,067	38,519
Thermo Fisher Scientific, Inc.*	889	49,624
Toshiba Corp. (Japan)	6,221	40,623
TriMas Corp.*	2,222	45,707
Union Pacific Corp.	1,142	108,958
United Parcel Service, Inc., Class B	2,009	148,265
United Technologies Corp.	1,930	161,232

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Vinci S.A. (France)	588	$35,426
Watts Water Technologies, Inc., Class A	622	24,326
Woodward Governor Co.	1,067	35,094
Worthington Industries, Inc.	1,244	24,084

		3,532,962

Technology - 8.4%
Apple, Inc.*	1,976	697,942
Applied Materials, Inc.	2,933	48,189
CACI International, Inc., Class A*	525	31,143
Concur Technologies, Inc.*	763	39,699
EMC Corp.*	4,085	111,153
Intel Corp.	11,198	240,422
International Business Machines Corp.	2,772	448,732
Jack Henry & Associates, Inc.	1,498	47,801
JDA Software Group, Inc.*	700	20,650
Mentor Graphics Corp.*	1,700	27,030
Microsoft Corp.	17,728	471,209
MKS Instruments, Inc.	800	24,016
Netlogic Microsystems, Inc.*	978	40,479
Parametric Technology Corp.*	1,741	41,262
Quality Systems, Inc.	551	44,025
Quest Software, Inc.*	1,438	38,524
Riverbed Technology, Inc.*	2,114	87,288
SAP AG (Germany)	1,212	73,188
SRA International, Inc., Class A*	947	25,787
SYNNEX Corp.*	500	17,640
TriQuint Semiconductor, Inc.*	2,100	29,925
Ultratech, Inc.*	1,511	37,352
VeriFone Systems, Inc.*	1,244	56,527
Xerox Corp.	15,542	167,077

		2,867,060

Utilities - 2.2%
Cleco Corp.	889	28,759
E.ON AG (Germany)	2,923	95,985
ENEL S.p.A (Italy)	9,436	56,277
GDF Suez (France)	1,639	66,499
National Fuel Gas Co.	978	71,296
Nicor, Inc.	716	37,762
Piedmont Natural Gas Co., Inc.	1,157	33,900
RWE AG (Germany)	655	44,248
Sempra Energy	2,933	156,124
Southern Co.	1,717	65,435
Tokyo Electric Power (The) Co., Inc. (Japan)	1,689	43,580
WGL Holdings, Inc.	915	34,770

		734,635

TOTAL COMMON STOCKS (Cost $29,367,531)		32,515,032

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 2.6%

Basic Materials - 0.0% (b)
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	$7,000	$7,535

Communications - 0.6%
BellSouth Corp.
6.00%, 11/15/34	33,000	33,100
British Telecommunications PLC (United Kingdom)
9.875%, 12/15/30	10,000	13,902
CBS Corp.
7.875%, 7/30/30	4,000	4,677
Cisco Systems, Inc.
4.45%, 1/15/20	13,000	13,418
5.90%, 2/15/39	11,000	11,616
Comcast Corp.
6.45%, 3/15/37	14,000	14,701
Deutsche Telekom International Finance BV (Netherlands)
8.75%, 6/15/30	15,000	19,726
News America, Inc.
6.20%, 12/15/34	11,000	11,379
Telecom Italia Capital S.A. (Luxembourg)
7.721%, 6/04/38	9,000	9,330
Time Warner Cable, Inc.
6.55%, 5/01/37	6,000	6,250
Time Warner, Inc.
7.70%, 5/01/32	18,000	21,527
Verizon Global Funding Corp.
7.75%, 12/01/30	24,000	29,537
Viacom, Inc.
6.25%, 4/30/16	6,000	6,891

		196,054

Consumer, Cyclical - 0.2%
CVS Caremark Corp.
6.302%, 6/01/37 (c)	16,000	15,765
Target Corp.
7.00%, 1/15/38	16,000	19,466
Wal-Mart Stores, Inc.
6.50%, 8/15/37	25,000	28,945

		64,176

Consumer, Non-cyclical - 0.4%
Aetna, Inc.
6.625%, 6/15/36	5,000	5,636
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20	9,000	9,773

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	$14,000	$16,136
Bristol-Myers Squibb Co.
5.875%, 11/15/36	19,000	20,848
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	16,000	21,828
Eli Lilly & Co.
5.55%, 3/15/37	6,000	6,258
Johnson & Johnson
5.95%, 8/15/37	8,000	9,166
Merck & Co., Inc.
5.00%, 6/30/19	6,000	6,585
Pepsi Bottling Group, Inc., Series B
7.00%, 3/01/29	4,000	4,956
Procter & Gamble (The) Co.
5.55%, 3/05/37	8,000	8,716
Unilever Capital Corp.
5.90%, 11/15/32	20,000	22,295

		132,197

Energy - 0.2%
ConocoPhillips
5.90%, 10/15/32	30,000	32,644
Kinder Morgan Energy Partners LP
5.80%, 3/15/35	11,000	10,580
Petrobras International Finance Co. (Cayman Islands)
5.75%, 1/20/20	11,000	11,469
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	11,000	12,594
Suncor Energy, Inc. (Canada)
6.50%, 6/15/38	9,000	9,759
TransCanada PipeLines Ltd. (Canada)
7.625%, 1/15/39	5,000	6,233

		83,279

Financial - 0.6%
Allstate (The) Corp.
5.55%, 5/09/35	5,000	5,034
Bank of New York Mellon (The) Corp., Series G, MTN
4.60%, 1/15/20	25,000	26,111
Chubb Corp.
6.00%, 5/11/37	8,000	8,615
Citigroup, Inc.
8.125%, 7/15/39	25,000	31,807
Credit Suisse (USA), Inc.
7.125%, 7/15/32	25,000	29,788

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value

Financial (Continued)
General Electric Capital Corp., Series A, MTN
6.75%, 3/15/32	$6,000	$6,707
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	21,000	21,591
JPMorgan Chase Bank NA
5.875%, 6/13/16	25,000	27,679
Landwirtschaftliche Rentenbank, Series G, MTN (Germany)
5.00%, 11/08/16	8,000	8,949
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	16,000	17,039
Merrill Lynch & Co., Inc., MTN
6.875%, 4/25/18	4,000	4,506
PNC Funding Corp.
5.25%, 11/15/15	4,000	4,315
Principal Financial Group, Inc.
6.05%, 10/15/36	8,000	8,435
Travelers (The) Cos., Inc.
6.25%, 3/15/37 (c)	9,000	9,372

		209,948

Industrial - 0.1%
Burlington Northern Santa Fe LLC
6.15%, 5/01/37	7,000	7,601
CSX Corp.
6.00%, 10/01/36	8,000	8,426
Lockheed Martin Corp., Series B
6.15%, 9/01/36	5,000	5,483
Norfolk Southern Corp.
7.90%, 5/15/97	8,000	9,950
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	7,957
United Technologies Corp.
6.125%, 7/15/38	7,000	7,863

		47,280

Technology - 0.1%
Dell, Inc.
5.875%, 6/15/19	8,000	8,908
Microsoft Corp.
4.20%, 6/01/19	8,000	8,377

		17,285

Utilities - 0.4%
Appalachian Power Co.
7.95%, 1/15/20	9,000	11,220
Florida Power & Light Co.
5.95%, 2/01/38	13,000	14,273

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Utilities (Continued)
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	$31,000	$32,938
Oncor Electric Delivery Co. LLC
7.00%, 9/01/22	18,000	21,451
Pacific Gas & Electric Co.
6.05%, 3/01/34	17,000	18,177
6.25%, 3/01/39	13,000	14,256
Scana Corp., MTN
6.25%, 4/01/20	8,000	8,852
Southern California Edison Co.
6.05%, 3/15/39	5,000	5,564

		126,731

TOTAL CORPORATE BONDS (Cost $873,628)		884,485

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 1.5%

Federal Home Loan Mortgage Corp. - 0.1%
6.25%, 7/15/32	34,000	41,375

United States Treasury Bonds/Notes - 1.4%
3.25%, 7/31/16	7,300	7,658
8.125%, 8/15/19	75,200	103,770
3.625%, 2/15/20	39,900	41,097
7.625%, 2/15/25	62,700	88,074
6.25%, 5/15/30	40,400	51,207
5.00%, 5/15/37	20,600	22,477
4.375%, 2/15/38	40,800	40,284
4.375%, 5/15/40	115,500	113,243

		467,810

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $515,691)		509,185

SOVEREIGN BONDS - 0.1%
Federative Republic of Brazil (Brazil)
7.125%, 1/20/37	13,000	15,405
Province of Quebec, Series PD (Canada)
7.50%, 9/15/29	6,000	8,113
United Mexican States (Mexico)
5.625%, 1/15/17	8,000	8,860

TOTAL SOVEREIGN BONDS (Cost $30,906)		32,378

TOTAL INVESTMENTS - 99.5%

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

Value
(Cost $30,787,756) (d)	$33,941,080
Other assets less liabilities - 0.5%	179,535

NET ASSETS - 100.0%	$34,120,615

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 05/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Value 02/28/11	Interest Income
Deutsche Bank AG	47,881	27,881	(5,231)	9,018	(1,059)	78,490	-

(b)	Less than 0.1%.
(c)	Variable Rate Coupon. Stated interest rate was in effect at February 28, 2011.
(d)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2011, net unrealized appreciation was $3,153,324 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,237,646 and aggregate gross unrealized depreciation of $2,084,322.

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2011

(Unaudited)

	Value	% of Net Assets
United States	$25,165,720	73.8%
United Kingdom	2,341,647	6.9
Japan	1,150,732	3.4
Switzerland	1,019,886	3.0
Germany	899,707	2.6
France	883,457	2.6
Australia	729,105	2.1
Spain	307,830	0.9
Netherlands Antilles	224,301	0.7
Netherlands	206,921	0.6
Italy	182,674	0.5
Ireland	172,638	0.5
Sweden	131,719	0.4
Canada	94,247	0.3
Denmark	74,755	0.2
Israel	68,401	0.2
Luxembourg	51,510	0.2
Cayman Islands	50,900	0.2
Finland	49,893	0.1
Belgium	47,950	0.1
Norway	36,134	0.1
Bermuda	26,688	0.1
Brazil	15,405	0.0
Mexico	8,860	0.0

TOTAL INVESTMENTS	33,941,080	99.5
Other assets less liabilities	179,535	0.5

NET ASSETS	$34,120,615	100.0%

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

February 28, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 28.2%

Basic Materials - 1.6%
Air Liquide S.A. (France)	44	$5,701
Allied Nevada Gold Corp.*	225	6,827
Anglo American PLC (United Kingdom)	207	11,223
ArcelorMittal (Luxembourg)	139	5,112
BASF SE (Germany)	142	11,819
Bayer AG (Germany)	135	10,475
BHP Billiton Ltd. (Australia)	633	29,721
BHP Billiton PLC (United Kingdom)	353	13,972
Buckeye Technologies, Inc.	300	7,860
Coeur d’Alene Mines Corp.*	125	3,939
Dow Chemical (The) Co.	351	13,043
E.I. du Pont de Nemours & Co.	240	13,169
Freeport-McMoRan Copper & Gold, Inc.	300	15,885
Metals USA Holdings Corp.*	300	4,485
Newmont Mining Corp.	162	8,954
Rio Tinto Ltd. (Australia)	129	11,156
Rio Tinto PLC (United Kingdom)	208	14,580
Rockwood Holdings, Inc.*	180	8,379
Sensient Technologies Corp.	127	4,239
Sherwin-Williams (The) Co.	187	15,356
Solutia, Inc.*	300	6,963
Syngenta AG (Switzerland)	17	5,696
Vulcan Materials Co.	225	10,316
Xstrata PLC (United Kingdom)	517	11,815

		250,685

Communications - 3.0%
Acme Packet, Inc.*	150	11,286
ADTRAN, Inc.	150	6,822
Anixter International, Inc.	92	6,589
Arris Group, Inc.*	297	3,920
AT&T, Inc.	1,796	50,971
Calix, Inc.*	300	5,337
Cisco Systems, Inc.*	1,607	29,827
Comcast Corp., Class A	871	22,437
Corning, Inc.	485	11,184
Deutsche Telekom AG (Germany)	450	6,057
Digital River, Inc.*	91	3,056
Discovery Communications, Inc., Class A*	525	22,633
eResearch Technology, Inc.*	557	3,537
France Telecom S.A. (France)	299	6,620
Google, Inc., Class A*	88	53,978
GSI Commerce, Inc.*	150	3,119
Limelight Networks, Inc.*	749	5,206
News Corp., Class A	587	10,196
Nokia OYJ (Finland)	566	4,909
NTT DoCoMo, Inc. (Japan)	8	14,988
Orbitz Worldwide, Inc.*	824	2,909
Rackspace Hosting, Inc.*	249	9,191
Symantec Corp.*	1,274	22,970
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	212	2,730
Telefonica S.A. (Spain)	599	15,223
Thomson Reuters Corp. (Canada)	225	8,876

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Communications (Continued)
TIBCO Software, Inc.*	422	$10,390
Time Warner, Inc.	351	13,408
Verizon Communications, Inc.	910	33,597
Vivendi (France)	201	5,736
Vodafone Group PLC (United Kingdom)	8,089	22,933
Walt Disney (The) Co.	595	26,026
Windstream Corp.	749	9,392
Yahoo!, Inc.*	450	7,380

		473,433

Consumer, Cyclical - 2.8%
Alaska Air Group, Inc.*	75	4,458
Ascena Retail Group, Inc.*	180	5,623
Buckle (The), Inc.	123	4,808
Callaway Golf Co.	525	4,064
Carter’s, Inc.*	152	4,356
Casey’s General Stores, Inc.	118	4,846
Cinemark Holdings, Inc.	281	5,642
Coach, Inc.	525	28,832
Columbia Sportswear Co.	35	2,198
Compagnie Financiere Richemont S.A. (Switzerland)	100	5,718
CVS Caremark Corp.	432	14,282
Daimler AG (Germany)*	130	9,166
Dana Holding Corp.*	300	5,664
Deckers Outdoor Corp.*	75	6,617
Dillard’s, Inc., Class A	150	6,351
Dollar General Corp.*	599	16,921
Exide Technologies*	599	7,128
Ford Motor Co.*	1,047	15,757
G&K Services, Inc., Class A	150	4,863
Hennes & Mauritz AB, Class B (Sweden)	154	5,036
Honda Motor Co. Ltd. (Japan)	258	11,163
JetBlue Airways Corp.*	635	3,620
Johnson Controls, Inc.	125	5,100
Jones Group (The), Inc.	225	2,993
K-Swiss, Inc., Class A*	300	3,003
La-Z-Boy, Inc.*	450	4,518
Liz Claiborne, Inc.*	824	4,235
Lowe’s Cos., Inc.	450	11,777
McDonald’s Corp.	321	24,293
Men’s Wearhouse (The), Inc.	112	2,990
Mitsubishi Corp. (Japan)	249	6,872
Mitsui & Co. Ltd. (Japan)	360	6,529
Nike, Inc., Class B	150	13,354
Nintendo Co. Ltd. (Japan)	16	4,681
Nissan Motor Co. Ltd. (Japan)	599	6,105
Nu Skin Enterprises, Inc., Class A	150	4,788
Owens & Minor, Inc.	165	5,148
Panasonic Corp. (Japan)	360	4,838
Polaris Industries, Inc.	75	5,658
Retail Ventures, Inc.*	375	6,563
Saks, Inc.*	375	4,594
Skechers U.S.A., Inc., Class A*	75	1,559

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Sony Corp. (Japan)	169	$6,174
Tenneco, Inc.*	150	5,982
Toyota Motor Corp. (Japan)	480	22,381
Under Armour, Inc., Class A*	150	9,935
UniFirst Corp.	75	4,230
Vail Resorts, Inc.*	135	6,588
Walgreen Co.	300	13,002
Wal-Mart Stores, Inc.	1,075	55,878
Warnaco Group (The), Inc.*	83	4,873
Watsco, Inc.	75	4,844
World Fuel Services Corp.	158	6,548

		447,146

Consumer, Non-cyclical - 5.2%
Abbott Laboratories	471	22,655
ABM Industries, Inc.	150	3,995
Accuray, Inc.*	525	5,198
Aetna, Inc.	674	25,180
Alcon, Inc. (Switzerland)	75	12,406
Amedisys, Inc.*	135	4,849
American Medical Systems Holdings, Inc.*	150	3,287
American Reprographics Co.*	450	4,005
AMERIGROUP Corp.*	136	7,800
Amgen, Inc.*	300	15,399
Anheuser-Busch InBev NV (Belgium)	112	6,252
AstraZeneca PLC (United Kingdom)	207	10,087
British American Tobacco PLC (United Kingdom)	279	11,172
Bruker Corp.*	444	8,520
Catalyst Health Solutions, Inc.*	120	5,425
CBIZ, Inc.*	524	3,710
Centene Corp.*	150	4,571
Coca-Cola (The) Co.	696	44,488
DANONE S.A. (France)	130	8,157
Diageo PLC (United Kingdom)	378	7,390
Ennis, Inc.	225	3,656
Fresh Del Monte Produce, Inc. (Cayman Islands)	120	3,430
GlaxoSmithKline PLC (United Kingdom)	1,161	22,302
HEALTHSOUTH Corp.*	225	5,447
Heidrick & Struggles International, Inc.	187	5,092
HMS Holdings Corp.*	75	5,667
Hospira, Inc.*	300	15,855
Johnson & Johnson	836	51,365
Kraft Foods, Inc., Class A	406	12,927
Lancaster Colony Corp.	64	3,694
Live Nation Entertainment, Inc.*	450	4,784
Magellan Health Services, Inc.*	103	4,942
Masimo Corp.	225	6,782
MasterCard, Inc., Class A	35	8,420
Medifast, Inc.*	150	3,471
Merck & Co., Inc.	974	31,723
Molson Coors Brewing Co., Class B	300	13,719
Nestle S.A. (Switzerland)	679	38,426
Novartis AG (Switzerland)	363	20,348

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Novo Nordisk A/S, Class B (Denmark)	79	$9,959
Pfizer, Inc.	2,410	46,369
Philip Morris International, Inc.	563	35,346
Procter & Gamble (The) Co.	845	53,277
Reckitt Benckiser Group PLC (United Kingdom)	75	3,867
Roche Holding AG (Switzerland)	164	24,720
Rollins, Inc.	330	6,475
Ruddick Corp.	128	4,698
Safeway, Inc.	680	14,838
Salix Pharmaceuticals Ltd.*	150	5,001
Sanofi-Aventis (France)	168	11,602
Seaboard Corp.	3	6,961
Sirona Dental Systems, Inc.*	120	6,055
SonoSite, Inc.*	150	5,393
Sotheby’s	150	7,383
STERIS Corp.	157	5,314
Takeda Pharmaceutical Co. Ltd. (Japan)	160	7,938
Tejon Ranch Co.*	150	3,947
Tesco PLC (United Kingdom)	1,246	8,192
Teva Pharmaceutical Industries Ltd. (Israel)	187	9,447
TreeHouse Foods, Inc.*	75	3,913
Unilever NV (Netherlands)	246	7,426
Unilever PLC (United Kingdom)	197	5,844
UnitedHealth Group, Inc.	339	14,434
Visa, Inc., Class A	222	16,217
WellCare Health Plans, Inc.*	120	4,506
WellPoint, Inc.*	150	9,971
Woolworths Ltd. (Australia)	321	8,786

		824,475

Diversified - 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	46	7,259

Energy - 3.5%
Berry Petroleum Co., Class A	75	3,899
BG Group PLC (United Kingdom)	1,026	24,973
Bill Barrett Corp.*	122	4,743
BP PLC (United Kingdom)	4,485	36,088
Brigham Exploration Co.*	225	8,231
CARBO Ceramics, Inc.	75	9,298
Chevron Corp.	596	61,835
Complete Production Services, Inc.*	150	4,322
ConocoPhillips	426	33,173
Delek US Holdings, Inc.	525	5,906
Devon Energy Corp.	150	13,716
Dril-Quip, Inc.*	75	5,753
ENI S.p.A (Italy)	414	10,104
Exxon Mobil Corp.	1,531	130,946
Hornbeck Offshore Services, Inc.*	225	6,392
Key Energy Services, Inc.*	300	4,650
Occidental Petroleum Corp.	243	24,779
Peabody Energy Corp.	443	29,012

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Royal Dutch Shell PLC, Class A (United Kingdom)	595	$21,402
Royal Dutch Shell PLC, Class B (United Kingdom)	459	16,413
RPC, Inc.	280	5,482
Schlumberger Ltd. (Netherlands Antilles)	333	31,108
Southwestern Energy Co.*	134	5,290
Statoil ASA (Norway)	244	6,431
Total S.A. (France)	350	21,469
Williams (The) Cos., Inc.	974	29,571
Woodside Petroleum Ltd. (Australia)	88	3,816

		558,802

Financial - 5.8%
Alexander’s, Inc. REIT	13	5,144
Allianz SE (Germany)	73	10,526
American Campus Communities, Inc. REIT	64	2,139
American Capital Ltd.*	749	6,996
American Express Co.	375	16,339
Apollo Investment Corp.	450	5,567
Ashford Hospitality Trust, Inc. REIT*	450	4,640
Associated Estates Realty Corp. REIT	225	3,656
Australia & New Zealand Banking Group Ltd. (Australia)	668	16,414
AXA S.A. (France)	240	5,045
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	492	6,079
Banco Santander S.A. (Spain)	1,056	13,032
Bank of America Corp.	2,789	39,855
Barclays PLC (United Kingdom)	2,950	15,347
Berkshire Hathaway, Inc., Class B*	778	67,904
BioMed Realty Trust, Inc. REIT	225	4,084
BNP Paribas (France)	128	10,003
Boston Properties, Inc. REIT	225	21,581
CBL & Associates Properties, Inc. REIT	300	5,355
Charles Schwab (The) Corp.	351	6,658
Citigroup, Inc.*	8,394	39,284
Commonwealth Bank of Australia (Australia)	368	19,902
Community Trust Bancorp, Inc.	150	4,292
Credit Acceptance Corp.*	75	5,295
Credit Suisse Group AG (Switzerland)	139	6,428
Deutsche Bank AG (Germany)(a)	85	5,469
Entertainment Properties Trust REIT	75	3,575
Equity Lifestyle Properties, Inc. REIT	75	4,353
Equity One, Inc. REIT	230	4,402
Equity Residential REIT	75	4,133
Evercore Partners, Inc., Class A	150	5,172
FirstMerit Corp.	325	5,541
Franklin Resources, Inc.	76	9,547
Goldman Sachs Group (The), Inc.	164	26,860
Highwoods Properties, Inc. REIT	145	4,920
Home Properties, Inc. REIT	75	4,419
HSBC Holdings PLC (United Kingdom)	3,503	38,630
ING Groep NV (Netherlands)*	901	11,308
Investors Bancorp, Inc.*	300	4,062
JPMorgan Chase & Co.	1,131	52,807
Kilroy Realty Corp. REIT	150	5,813

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
LaSalle Hotel Properties REIT	150	$4,232
Lloyds Banking Group PLC (United Kingdom)*	8,217	8,281
M&T Bank Corp.	225	19,811
MFA Financial, Inc. REIT	581	4,921
Mid-America Apartment Communities, Inc. REIT	60	3,898
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,936	10,704
Mizuho Financial Group, Inc. (Japan)	3,180	6,521
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	33	5,513
National Australia Bank Ltd. (Australia)	273	7,172
National Interstate Corp.	150	3,126
National Retail Properties, Inc. REIT	210	5,395
Nomura Holdings, Inc. (Japan)	1,424	9,003
Nordea Bank AB (Sweden)	471	5,358
Northern Trust Corp.	369	19,029
OMEGA Healthcare Investors, Inc. REIT	219	5,249
Pebblebrook Hotel Trust REIT	150	3,291
Platinum Underwriters Holdings Ltd. (Bermuda)	112	4,670
ProAssurance Corp.*	76	4,813
Prosperity Bancshares, Inc.	101	4,123
Public Storage REIT	75	8,419
Signature Bank*	75	3,892
Simon Property Group, Inc. REIT	82	9,023
Societe Generale (France)	75	5,278
Standard Chartered PLC (United Kingdom)	301	7,965
Sumitomo Mitsui Financial Group, Inc. (Japan)	332	12,501
SVB Financial Group*	75	4,064
T. Rowe Price Group, Inc.	450	30,140
Tanger Factory Outlet Centers, Inc. REIT	210	5,597
Tower Group, Inc.	150	4,077
Travelers (The) Cos., Inc.	150	8,990
U.S. Bancorp	599	16,610
UBS AG (Switzerland)*	522	10,362
UMB Financial Corp.	85	3,390
UniCredit S.p.A (Italy)	5,194	13,365
Universal Health Realty Income Trust REIT	75	2,983
Washington Real Estate Investment Trust REIT	154	4,811
Wells Fargo & Co.	1,599	51,583
Westamerica Bancorporation	65	3,353
Westpac Banking Corp. (Australia)	394	9,440
Weyerhaeuser Co. REIT	932	22,749
Zurich Financial Services AG (Switzerland)*	23	6,674

		912,952

Industrial - 3.1%
AAON, Inc.	150	4,605
ABB Ltd. (Switzerland)*	360	8,800
Acuity Brands, Inc.	75	4,239
BAE Systems PLC (United Kingdom)	611	3,269
Benchmark Electronics, Inc.*	225	4,244
Boeing (The) Co.	225	16,202
Brady Corp., Class A	150	5,361
Cascade Corp.	75	3,665
Caterpillar, Inc.	163	16,778

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
CLARCOR, Inc.	124	$5,101
Clean Harbors, Inc.*	75	6,891
East Japan Railway Co. (Japan)	120	8,334
Eaton Corp.	285	31,571
EMCOR Group, Inc.*	97	3,090
Emerson Electric Co.	227	13,543
Fanuc Corp. (Japan)	60	9,286
FedEx Corp.	75	6,752
General Dynamics Corp.	124	9,439
General Electric Co.	3,193	66,797
GrafTech International Ltd.*	300	6,003
Hexcel Corp.*	225	4,174
Ingersoll-Rand PLC (Ireland)	525	23,783
Knight Transportation, Inc.	346	6,439
Komatsu Ltd. (Japan)	200	6,091
Koninklijke Philips Electronics NV (Netherlands)	188	6,144
Lindsay Corp.	75	5,296
Metabolix, Inc.*	225	2,043
Moog, Inc., Class A*	75	3,406
Nordson Corp.	75	8,168
Parker Hannifin Corp.	300	26,753
Republic Services, Inc.	653	19,335
Rock-Tenn Co., Class A	94	6,453
Schneider Electric S.A. (France)	37	6,127
Siemens AG (Germany)	142	19,140
Silgan Holdings, Inc.	189	6,895
Simpson Manufacturing Co., Inc.	150	4,340
Sun Hydraulics Corp.	150	5,415
Thermo Fisher Scientific, Inc.*	150	8,373
Toshiba Corp. (Japan)	1,499	9,788
TriMas Corp.*	300	6,171
Union Pacific Corp.	151	14,407
United Parcel Service, Inc., Class B	308	22,730
United Technologies Corp.	248	20,717
Vinci S.A. (France)	71	4,278
Woodward Governor Co.	150	4,934
Worthington Industries, Inc.	150	2,904

		488,274

Technology - 2.5%
Apple, Inc.*	282	99,606
Applied Materials, Inc.	375	6,161
CACI International, Inc., Class A*	75	4,449
Concur Technologies, Inc.*	120	6,244
EMC Corp.*	597	16,244
Intel Corp.	1,574	33,793
International Business Machines Corp.	375	60,705
Jack Henry & Associates, Inc.	202	6,446
Mentor Graphics Corp.*	300	4,770
Microsoft Corp.	2,502	66,502
Netlogic Microsystems, Inc.*	150	6,209
Parametric Technology Corp.*	294	6,968
Quality Systems, Inc.	76	6,072

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Number of Shares	Value
Technology (Continued)
Quest Software, Inc.*	231	$6,188
Riverbed Technology, Inc.*	322	13,295
SAP AG (Germany)	151	9,118
TriQuint Semiconductor, Inc.*	375	5,344
Ultratech, Inc.*	225	5,562
VeriFone Systems, Inc.*	150	6,816
Xerox Corp.	2,248	24,166

		394,658

Utilities - 0.6%
Cleco Corp.	150	4,853
E.ON AG (Germany)	309	10,146
ENEL S.p.A (Italy)	816	4,867
GDF Suez (France)	185	7,506
National Fuel Gas Co.	150	10,935
Nicor, Inc.	111	5,854
Piedmont Natural Gas Co., Inc.	177	5,186
RWE AG (Germany)	186	12,565
Sempra Energy	375	19,962
Southern Co.	232	8,842
Tokyo Electric Power (The) Co., Inc. (Japan)	180	4,644
WGL Holdings, Inc.	121	4,598

		99,958

TOTAL COMMON STOCKS (Cost $3,797,362)		4,457,642

	Principal Amount	Value
CORPORATE BONDS - 9.8%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$22,000	23,708

Communications - 0.3%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	20,000	22,124
Telefonica Emisiones SAU (Spain)
4.949%, 1/15/15	18,000	18,961

		41,085

Consumer, Cyclical - 0.2%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	29,000	31,178

Consumer, Non-cyclical - 0.5%
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	17,000	18,906

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc.
4.875%, 3/15/15	$29,000	$31,378
Wyeth
5.50%, 2/01/14	26,000	28,863

		79,147

Energy - 0.2%
Apache Corp.
5.25%, 4/15/13	20,000	21,653
BP Capital Markets PLC (United Kingdom)
3.875%, 3/10/15	13,000	13,633

		35,286

Financial - 7.3%
Bank of America Corp., MTN
3.125%, 6/15/12	108,000	111,635
Bank of America Corp.
4.875%, 1/15/13	112,000	117,959
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	52,000	56,111
Berkshire Hathaway, Inc.
3.20%, 2/11/15	37,000	38,251
Boeing Capital Corp.
5.80%, 1/15/13	54,000	58,557
Caterpillar Financial Services Corp.
6.125%, 2/17/14	20,000	22,572
Citigroup, Inc.
6.00%, 2/21/12	59,000	61,886
General Electric Capital Corp., Series A, MTN
5.875%, 2/15/12	14,000	14,701
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	59,000	63,613
HSBC Finance Corp.
6.375%, 11/27/12	77,000	83,234
John Deere Capital Corp.
7.00%, 3/15/12	44,000	46,931
JPMorgan Chase & Co.
5.75%, 1/02/13	14,000	15,010
JPMorgan Chase Bank NA
5.875%, 6/13/16	70,000	77,501
KFW (Germany)
3.25%, 10/14/11	119,000	121,139
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	23,000	24,494
MetLife, Inc.
5.00%, 6/15/15	48,000	51,951

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
Morgan Stanley
5.30%, 3/01/13	$64,000	$68,267
National Rural Utilities Cooperative Finance Corp., Series C, MTN
7.25%, 3/01/12	17,000	18,106
PNC Funding Corp.
5.25%, 11/15/15	24,000	25,888
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	6,000	6,491
Simon Property Group LP
5.10%, 6/15/15	18,000	19,534
Wachovia Corp.
5.25%, 8/01/14	44,000	47,488

		1,151,319

Government - 0.6%
European Investment Bank (Supranational)
4.625%, 5/15/14	83,000	91,048

Technology - 0.2%
Hewlett-Packard Co.
6.125%, 3/01/14	26,000	29,177

Utilities - 0.4%
Dominion Resources, Inc., Series C
5.15%, 7/15/15	56,000	61,345

TOTAL CORPORATE BONDS (Cost $1,487,676)		1,543,293

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 60.9%
Federal Home Loan Mortgage Corp. - 2.6%
4.875%, 11/18/11	20,000	20,646
4.50%, 1/15/13	374,000	400,481

		421,127

Federal National Mortgage Association - 2.5%
2.625%, 11/20/14	306,000	316,249
5.00%, 4/15/15	70,000	77,948

		394,197

United States Treasury Bonds/Notes - 55.8%
4.875%, 4/30/11	731,200	736,998
4.875%, 5/31/11	811,700	821,371
5.125%, 6/30/11	215,400	219,001
4.875%, 7/31/11	506,700	516,755

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

February 28, 2011 (Unaudited)

	Principal Amount	Value
United States Treasury Bonds/Notes (Continued)
4.625%, 8/31/11	$74,800	$76,463
4.50%, 11/30/11	550,800	568,486
4.625%, 2/29/12	513,300	535,456
1.375%, 3/15/12	556,000	562,167
1.375%, 5/15/12	158,700	160,678
4.75%, 5/31/12	355,800	375,383
4.25%, 9/30/12	786,900	833,900
3.625%, 12/31/12	576,300	608,357
2.875%, 1/31/13	635,500	663,154
2.50%, 3/31/13	550,000	570,539
3.375%, 7/31/13	446,000	473,352
4.75%, 5/15/14	727,500	808,832
2.50%, 3/31/15	279,000	287,958

		8,818,850

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,579,285)		9,634,174

SOVEREIGN BONDS - 0.2%
Province of Ontario, Series G, MTN (Canada)
2.625%, 1/20/12	22,000	22,442
Province of Ontario (Canada)
2.95%, 2/05/15	15,000	15,530

TOTAL SOVEREIGN BONDS (Cost $37,934)		37,972

TOTAL INVESTMENTS - 99.1% (Cost $14,902,257)(c)		15,673,081
Other assets less liabilities - 0.9%		136,985

NET ASSETS - 100.0%		$15,810,066

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 05/31/10	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Value 02/28/11	Interest Income
Deutsche Bank AG	6,815	-	(1,409)	624	(561)	5,469	-

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 28, 2011, net unrealized appreciation was $770,824 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $902,736 and aggregate gross unrealized depreciation of $131,912.

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2011

(Unaudited)

	Value	% of Net Assets
United States	$14,188,015	89.7%
United Kingdom	329,377	2.1
Germany	231,135	1.5
Japan	168,542	1.1
Switzerland	139,580	0.9
Australia	130,116	0.8
France	104,781	0.7
Supranational	91,048	0.6
Spain	53,295	0.3
Canada	46,848	0.3
Netherlands	43,783	0.3
Netherlands Antilles	31,109	0.2
Italy	28,336	0.2
Ireland	23,783	0.1
Sweden	13,123	0.1
Denmark	9,959	0.1
Israel	9,447	0.1
Norway	6,431	0.0
Belgium	6,252	0.0
Luxembourg	5,112	0.0
Finland	4,909	0.0
Bermuda	4,670	0.0
Cayman Islands	3,430	0.0

TOTAL INVESTMENTS	15,673,081	99.1
Other assets less liabilities	136,985	0.9

NET ASSETS	$15,810,066	100.0%

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the three-month period ended February 28, 2011, there were no significant transfers between investment levels, unless otherwise noted.

	Level 1	Level 2	Level 3	Fair Value 2/28/2011
Independence 2010 ETF
Investments in Securities
Common Stocks	$2,285,697	$-	$-	$2,285,697
Corporate Bonds	-	2,562,564	-	2,562,564
United States Government & Agencies Obligations	-	7,485,619	-	7,485,619
Sovereign Bonds	-	102,019	-	102,019

Total investments	$2,285,697	$10,150,202	$-	$12,435,899

Independence 2020 ETF
Common Stocks	$26,750,174	$-	$-	$26,750,174
Corporate Bonds	-	9,199,647	-	9,199,647
United States Government & Agencies Obligations	-	5,798,644	-	5,798,644
Sovereign Bonds	-	251,327	-	251,327

Total investments	$26,750,174	$15,249,618	$-	$41,999,792

Independence 2030 ETF
Investments in Securities
Common Stocks	$29,192,811	$-	$-	$29,192,811
Corporate Bonds	-	3,970,817	-	3,970,817
United States Government & Agencies Obligations	-	1,020,495	-	1,020,495
Sovereign Bonds	-	224,549	-	224,549

Total investments	$29,192,811	$5,215,861	$-	$34,408,672

Independence 2040 ETF
Investments in Securities
Common Stocks	$32,515,032	$-	$-	$32,515,032
Corporate Bonds	-	884,485	-	884,485
United States Government & Agencies Obligations	-	509,185	-	509,185
Sovereign Bonds	-	32,378	-	32,378

Total investments	$32,515,032	$1,426,048	$-	$33,941,080

Independence In-Target ETF
Investments in Securities
Common Stocks	$4,457,642	$-	$-	$4,457,642
Corporate Bonds	-	1,543,293	-	1,543,293
United States Government & Agencies Obligations	-	9,634,174	-	9,634,174
Sovereign Bonds	-	37,972	-	37,972

Total investments	$4,457,642	$11,215,439	$-	$15,673,081

Item 2.   Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TDX Independence Funds, Inc.

By:	/s/ Hans Ephraimson
Hans Ephraimson
President and Chief Executive Officer

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hans Ephraimson
Hans Ephraimson
President and Chief Executive Officer

Date:	March 31, 2011

By:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	March 31 , 2011